UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:        811-08979

Victory Variable Insurance Funds

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

June 30, 2023
Semi Annual Report
Victory Variable Insurance Funds
Victory 500 Index VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Investment Objective and Portfolio Holdings 3
Schedule of Portfolio Investments 4
Financial Statements
Statement of Assets and Liabilities
14
Statement of Operations
15
Statements of Changes in Net Assets
16
Financial Highlights
17
Notes to Financial Statements 18
Supplemental Information 25
Proxy Voting and Portfolio Holdings Information
25
Expense Example
25
Liquidity Risk Management Program
26
Privacy Policy (inside back cover)

Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Victory Variable Insurance Funds
Victory 500 Index VIP Series
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500
Index.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
8.0%
Microsoft Corp.
6.5%
Amazon.com, Inc.
3.1%
NVIDIA Corp.
2.6%
Alphabet, Inc., Class A
1.9%
Tesla, Inc.
1.8%
Meta Platforms, Inc., Class A
1.7%
Alphabet, Inc., Class C
1.6%
UnitedHealth Group, Inc.
1.2%
Berkshire Hathaway, Inc., Class B
1.2%

Schedule of Portfolio Investments
June 30, 2023
Victory Variable Insurance Funds
Victory 500 Index VIP Series
4
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (8.4%):
Activision Blizzard, Inc.(a) ................................................ 1,778 $ 149,885
Alphabet, Inc., Class C(a) ................................................. 12,549 1,518,053
Alphabet, Inc., Class A(a) ................................................. 14,395 1,723,082
AT&T, Inc. ........................................................... 17,232 274,850
Charter Communications, Inc., Class A(a) ..................................... 255 93,679
Comcast Corp., Class A .................................................. 10,065 418,201
Electronic Arts, Inc. ..................................................... 623 80,803
Fox Corp., Class A ...................................................... 703 23,902
Fox Corp., Class B ...................................................... 322 10,269
Liberty Broadband Corp., Class C(a) ......................................... 283 22,671
Liberty Media Corp.-Liberty Formula One, Class C(a) ............................ 479 36,059
Live Nation Entertainment, Inc.(a) ........................................... 346 31,524
Meta Platforms, Inc., Class A(a) ............................................ 5,379 1,543,665
Netflix, Inc.(a) ......................................................... 1,055 464,717
Omnicom Group, Inc. .................................................... 485 46,148
Paramount Global, Class B(b) .............................................. 1,400 22,274
Pinterest, Inc., Class A(a) ................................................. 1,408 38,495
ROBLOX Corp., Class A(a) ............................................... 1,036 41,751
Sirius XM Holdings, Inc.(b) ............................................... 1,598 7,239
Snap, Inc., Class A(a) .................................................... 2,342 27,729
Take-Two Interactive Software, Inc.(a) ........................................ 375 55,185
The Interpublic Group of Cos., Inc. .......................................... 930 35,879
The Trade Desk, Inc., Class A(a) ............................................ 1,068 82,471
The Walt Disney Co.(a) .................................................. 4,415 394,171
T-Mobile U.S., Inc.(a) .................................................... 1,267 175,986
Verizon Communications, Inc. .............................................. 10,150 377,479
Warner Bros Discovery, Inc.(a) ............................................. 5,341 66,976
7,763,143
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 570 92,374
Cisco Systems, Inc. ..................................................... 9,929 513,727
Motorola Solutions, Inc. .................................................. 404 118,485
724,586
Consumer Discretionary (10.3%):
Airbnb, Inc., Class A(a) .................................................. 929 119,061
Amazon.com, Inc.(a) .................................................... 21,794 2,841,066
AutoZone, Inc.(a) ....................................................... 45 112,201
Best Buy Co., Inc. ...................................................... 476 39,008
Booking Holdings, Inc.(a) ................................................. 90 243,030
Burlington Stores, Inc.(a) ................................................. 158 24,868
Chipotle Mexican Grill, Inc.(a) ............................................. 66 141,174
Coupang, Inc.(a) ....................................................... 2,738 47,641
D.R. Horton, Inc. ....................................................... 730 88,834
Darden Restaurants, Inc. .................................................. 294 49,121
DoorDash, Inc., Class A(a) ................................................ 574 43,865
eBay, Inc. ............................................................ 1,298 58,008
Etsy, Inc.(a) ........................................................... 301 25,468
Expedia Group, Inc.(a) ................................................... 354 38,724
Ford Motor Co. ........................................................ 9,463 143,175
General Motors Co. ..................................................... 3,371 129,986
Genuine Parts Co. ...................................................... 334 56,523
Hilton Worldwide Holdings, Inc. ............................................ 631 91,842
Las Vegas Sands Corp.(a) ................................................. 794 46,052
Lennar Corp., Class A .................................................... 601 75,311
LKQ Corp. ........................................................... 639 37,235
Lowe's Cos., Inc. ....................................................... 1,461 329,748
Lucid Group, Inc.(a)(b) ................................................... 1,588 10,941
Lululemon Athletica, Inc.(a) ............................................... 269 101,816
Marriott International, Inc., Class A .......................................... 633 116,276
McDonald's Corp. ...................................................... 1,768 527,589

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
MGM Resorts International ................................................ 770 $ 33,818
NIKE, Inc., Class B ..................................................... 2,980 328,903
NVR, Inc.(a) .......................................................... 7 44,454
O'Reilly Automotive, Inc.(a) ............................................... 148 141,384
Pool Corp. ............................................................ 92 34,467
PulteGroup, Inc. ........................................................ 540 41,947
Rivian Automotive, Inc., Class A(a)(b) ........................................ 1,434 23,890
Ross Stores, Inc. ....................................................... 816 91,498
Royal Caribbean Cruises Ltd.(a) ............................................ 537 55,708
Starbucks Corp. ........................................................ 2,694 266,868
Tesla, Inc.(a) .......................................................... 6,500 1,701,505
The Home Depot, Inc. ................................................... 2,463 765,106
The TJX Cos., Inc. ...................................................... 2,793 236,818
Tractor Supply Co. ...................................................... 266 58,813
Ulta Beauty, Inc.(a) ..................................................... 122 57,413
Yum China Holdings, Inc. ................................................. 981 55,426
Yum! Brands, Inc. ...................................................... 681 94,353
9,570,934
Consumer Staples (6.6%):
Altria Group, Inc. ....................................................... 4,331 196,194
Archer-Daniels-Midland Co. ............................................... 1,311 99,059
Brown-Forman Corp., Class B ............................................. 734 49,017
Bunge Ltd. ........................................................... 358 33,777
Campbell Soup Co. ..................................................... 478 21,849
Church & Dwight Co., Inc. ................................................ 590 59,136
Colgate-Palmolive Co. ................................................... 2,007 154,619
Conagra Brands, Inc. .................................................... 1,140 38,441
Constellation Brands, Inc., Class A .......................................... 401 98,698
Costco Wholesale Corp. .................................................. 1,072 577,143
Dollar General Corp. .................................................... 540 91,681
Dollar Tree, Inc.(a) ...................................................... 535 76,773
General Mills, Inc. ...................................................... 1,425 109,298
Hormel Foods Corp. ..................................................... 700 28,154
Kellogg Co. ........................................................... 818 55,133
Keurig Dr Pepper, Inc. ................................................... 2,191 68,513
Kimberly-Clark Corp. .................................................... 816 112,657
Lamb Weston Holdings, Inc. ............................................... 341 39,198
McCormick & Co., Inc. .................................................. 606 52,861
Mondelez International, Inc., Class A ......................................... 3,295 240,337
Monster Beverage Corp.(a) ................................................ 1,791 102,875
PepsiCo, Inc. .......................................................... 3,329 616,597
Philip Morris International, Inc. ............................................. 3,747 365,782
Sysco Corp. ........................................................... 1,227 91,043
Target Corp. .......................................................... 1,112 146,673
The Clorox Co. ........................................................ 299 47,553
The Coca-Cola Co. ...................................................... 10,347 623,096
The Estee Lauder Cos., Inc. ............................................... 560 109,973
The Hershey Co. ....................................................... 355 88,644
The J.M. Smucker Co. ................................................... 250 36,918
The Kraft Heinz Co. ..................................................... 2,665 94,608
The Kroger Co. ........................................................ 1,713 80,511
The Procter & Gamble Co. ................................................ 5,702 865,221
Tyson Foods, Inc., Class A ................................................ 676 34,503
Walgreens Boots Alliance, Inc. ............................................. 1,730 49,288
Walmart, Inc. .......................................................... 3,389 532,683
6,088,506
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A ................................................. 1,423 120,884
CDW Corp. ........................................................... 327 60,005
Corning, Inc. .......................................................... 1,841 64,509
Keysight Technologies, Inc.(a) ............................................. 427 71,501
Teledyne Technologies, Inc.(a) ............................................. 112 46,044

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Trimble, Inc.(a) ........................................................ 597 $ 31,605
Zebra Technologies Corp.(a) ............................................... 123 36,387
430,935
Energy (4.2%):
Baker Hughes Co. ...................................................... 2,419 76,465
Cheniere Energy, Inc. .................................................... 583 88,826
Chevron Corp. ......................................................... 4,608 725,069
ConocoPhillips ........................................................ 2,946 305,235
Coterra Energy, Inc. ..................................................... 1,820 46,046
Devon Energy Corp. ..................................................... 1,565 75,652
Diamondback Energy, Inc. ................................................ 422 55,434
EOG Resources, Inc. .................................................... 1,420 162,505
Exxon Mobil Corp. ..................................................... 9,953 1,067,459
Halliburton Co. ........................................................ 2,185 72,083
Hess Corp. ............................................................ 671 91,222
Kinder Morgan, Inc. ..................................................... 4,727 81,399
Marathon Oil Corp. ..................................................... 1,522 35,036
Marathon Petroleum Corp. ................................................ 1,077 125,578
Occidental Petroleum Corp. ............................................... 2,197 129,184
ONEOK, Inc. .......................................................... 1,069 65,979
Phillips 66 ............................................................ 1,142 108,924
Pioneer Natural Resources Co. ............................................. 562 116,435
Schlumberger NV ...................................................... 3,427 168,334
Targa Resources Corp. ................................................... 537 40,866
Texas Pacific Land Corp. ................................................. 19 25,014
The Williams Cos., Inc. .................................................. 2,945 96,095
Valero Energy Corp. ..................................................... 897 105,218
3,864,058
Financials (12.6%):
Aflac, Inc. ............................................................ 1,332 92,974
American Express Co. ................................................... 1,799 313,386
American International Group, Inc. .......................................... 1,782 102,536
Ameriprise Financial, Inc. ................................................. 254 84,369
Aon PLC, Class A ...................................................... 491 169,493
Apollo Global Management, Inc. ............................................ 954 73,277
Arch Capital Group Ltd.(a) ................................................ 867 64,895
Ares Management Corp., Class A ........................................... 335 32,277
Arthur J. Gallagher & Co. ................................................. 507 111,322
Bank of America Corp. ................................................... 19,344 554,979
Berkshire Hathaway, Inc., Class B(a) ......................................... 3,147 1,073,127
Berkshire Hathaway, Inc., Class A(a) ......................................... 1 517,810
BlackRock, Inc. ........................................................ 356 246,046
Blackstone, Inc. ........................................................ 1,679 156,097
Block, Inc.(a) .......................................................... 1,286 85,609
Brown & Brown, Inc. .................................................... 575 39,583
Capital One Financial Corp. ............................................... 912 99,745
Cboe Global Markets, Inc. ................................................ 256 35,331
Cincinnati Financial Corp. ................................................ 372 36,203
Citigroup, Inc. ......................................................... 4,698 216,296
Citizens Financial Group, Inc. .............................................. 1,158 30,201
CME Group, Inc. ....................................................... 861 159,535
Discover Financial Services ............................................... 627 73,265
Everest Re Group Ltd. ................................................... 70 23,930
FactSet Research Systems, Inc. ............................................. 92 36,860
Fidelity National Information Services, Inc. .................................... 1,420 77,674
Fifth Third Bancorp ..................................................... 1,642 43,037
First Horizon Corp. ..................................................... 1,272 14,335
Fiserv, Inc.(a) .......................................................... 1,503 189,603
FleetCor Technologies, Inc.(a) .............................................. 168 42,181
Franklin Resources, Inc. .................................................. 701 18,724
Global Payments, Inc. .................................................... 630 62,068
Huntington Bancshares, Inc. ............................................... 3,438 37,062

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Intercontinental Exchange, Inc. ............................................. 1,337 $ 151,188
JPMorgan Chase & Co. .................................................. 7,042 1,024,188
KeyCorp ............................................................. 2,255 20,836
KKR & Co., Inc. ....................................................... 1,561 87,416
Loews Corp. .......................................................... 471 27,968
LPL Financial Holdings, Inc. ............................................... 188 40,877
M&T Bank Corp. ....................................................... 401 49,628
Markel Group, Inc.(a) .................................................... 32 44,262
MarketAxess Holdings, Inc. ............................................... 89 23,266
Marsh & McLennan Cos., Inc. ............................................. 1,195 224,756
Mastercard, Inc., Class A ................................................. 2,034 799,972
MetLife, Inc. .......................................................... 1,572 88,865
Moody's Corp. ......................................................... 443 154,040
Morgan Stanley ........................................................ 3,145 268,583
MSCI, Inc. ........................................................... 187 87,757
Nasdaq, Inc. .......................................................... 815 40,628
Northern Trust Corp. .................................................... 494 36,625
NU Holdings Ltd., Class A(a) .............................................. 4,888 38,566
PayPal Holdings, Inc.(a) .................................................. 2,707 180,638
Principal Financial Group, Inc. ............................................. 582 44,139
Prudential Financial, Inc. ................................................. 889 78,428
Raymond James Financial, Inc. ............................................. 468 48,564
Regions Financial Corp. .................................................. 2,258 40,238
S&P Global, Inc. ....................................................... 778 311,892
State Street Corp. ....................................................... 824 60,300
Synchrony Financial ..................................................... 1,046 35,480
T. Rowe Price Group, Inc. ................................................. 531 59,483
The Allstate Corp. ...................................................... 630 68,695
The Bank of New York Mellon Corp. ......................................... 1,944 86,547
The Carlyle Group, Inc. .................................................. 484 15,464
The Charles Schwab Corp. ................................................ 4,070 230,688
The Goldman Sachs Group, Inc. ............................................ 803 259,000
The Hartford Financial Services Group, Inc. .................................... 757 54,519
The PNC Financial Services Group, Inc. ...................................... 969 122,045
The Progressive Corp. ................................................... 1,415 187,304
The Travelers Cos., Inc. .................................................. 561 97,423
Truist Financial Corp. .................................................... 3,207 97,332
U.S. Bancorp .......................................................... 3,700 122,248
Visa, Inc., Class A ...................................................... 3,934 934,246
Wells Fargo & Co. ...................................................... 9,169 391,333
WR Berkley Corp. ...................................................... 505 30,078
11,679,335
Health Care (13.3%):
Abbott Laboratories ..................................................... 4,158 453,305
AbbVie, Inc. .......................................................... 4,276 576,106
Agilent Technologies, Inc. ................................................. 716 86,099
Align Technology, Inc.(a) ................................................. 173 61,180
Alnylam Pharmaceuticals, Inc.(a) ........................................... 297 56,412
AmerisourceBergen Corp. ................................................. 406 78,127
Amgen, Inc. ........................................................... 1,291 286,628
Avantor, Inc.(a) ........................................................ 1,581 32,474
Baxter International, Inc. ................................................. 1,220 55,583
Becton Dickinson & Co. .................................................. 686 181,111
Biogen, Inc.(a) ......................................................... 349 99,413
BioMarin Pharmaceutical, Inc.(a) ........................................... 440 38,139
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 50 18,956
Boston Scientific Corp.(a) ................................................. 3,427 185,366
Bristol-Myers Squibb Co. ................................................. 5,072 324,354
Cardinal Health, Inc. .................................................... 616 58,255
Catalent, Inc.(a) ........................................................ 418 18,124
Centene Corp.(a) ....................................................... 1,319 88,967
CVS Health Corp. ...................................................... 3,103 214,510
Danaher Corp. ......................................................... 1,602 384,480

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Dexcom, Inc.(a) ........................................................ 915 $ 117,587
Edwards Lifesciences Corp.(a) ............................................. 1,455 137,250
Elevance Health, Inc. .................................................... 574 255,022
Eli Lilly & Co. ......................................................... 2,044 958,595
GE HealthCare Technologies, Inc. ........................................... 878 71,329
Gilead Sciences, Inc. .................................................... 3,014 232,289
HCA Healthcare, Inc. .................................................... 495 150,223
Hologic, Inc.(a) ........................................................ 590 47,772
Horizon Therapeutics PLC(a) .............................................. 546 56,156
Humana, Inc. .......................................................... 302 135,033
ICON PLC(a) ......................................................... 197 49,289
IDEXX Laboratories, Inc.(a) ............................................... 198 99,442
Illumina, Inc.(a) ........................................................ 382 71,621
Incyte Corp.(a) ......................................................... 533 33,179
Insulet Corp.(a) ........................................................ 166 47,864
Intuitive Surgical, Inc.(a) ................................................. 838 286,546
IQVIA Holdings, Inc.(a) .................................................. 444 99,798
Johnson & Johnson ..................................................... 6,294 1,041,783
Laboratory Corp. of America Holdings ........................................ 213 51,403
McKesson Corp. ....................................................... 331 141,440
Medtronic PLC ........................................................ 3,215 283,242
Merck & Co., Inc. ...................................................... 6,128 707,110
Mettler-Toledo International, Inc.(a) ......................................... 52 68,205
Moderna, Inc.(a) ....................................................... 808 98,172
Molina Healthcare, Inc.(a) ................................................ 140 42,174
Pfizer, Inc. ............................................................ 13,566 497,601
Quest Diagnostics, Inc. ................................................... 266 37,389
Regeneron Pharmaceuticals, Inc.(a) .......................................... 248 178,198
ResMed, Inc. .......................................................... 352 76,912
Revvity, Inc. .......................................................... 305 36,231
Royalty Pharma PLC, Class A .............................................. 900 27,666
Seagen, Inc.(a) ......................................................... 442 85,067
STERIS PLC .......................................................... 238 53,545
Stryker Corp. .......................................................... 851 259,632
The Cigna Group ....................................................... 704 197,542
The Cooper Cos., Inc. .................................................... 118 45,245
Thermo Fisher Scientific, Inc. .............................................. 932 486,271
UnitedHealth Group, Inc. ................................................. 2,255 1,083,843
Veeva Systems, Inc., Class A(a) ............................................. 337 66,635
Vertex Pharmaceuticals, Inc.(a) ............................................. 621 218,536
Viatris, Inc. ........................................................... 2,892 28,862
Waters Corp.(a) ........................................................ 144 38,382
West Pharmaceutical Services, Inc. .......................................... 179 68,462
Zimmer Biomet Holdings, Inc. ............................................. 508 73,965
Zoetis, Inc. ........................................................... 1,120 192,875
12,332,972
Industrials (8.6%):
3M Co. .............................................................. 1,330 133,120
AMETEK, Inc. ........................................................ 556 90,005
Automatic Data Processing, Inc. ............................................ 991 217,812
Axon Enterprise, Inc.(a) .................................................. 165 32,195
Booz Allen Hamilton Holding Corp. ......................................... 313 34,931
Broadridge Financial Solutions, Inc. ......................................... 282 46,708
Carlisle Cos., Inc. ....................................................... 122 31,297
Carrier Global Corp. ..................................................... 2,016 100,215
Caterpillar, Inc. ........................................................ 1,248 307,070
Cintas Corp. .......................................................... 209 103,890
Copart, Inc.(a) ......................................................... 1,036 94,494
CoStar Group, Inc.(a) .................................................... 973 86,597
CSX Corp. ............................................................ 4,985 169,989
Cummins, Inc. ......................................................... 335 82,129
Deere & Co. .......................................................... 716 290,116
Delta Air Lines, Inc.(a) ................................................... 1,550 73,687

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Dover Corp. ........................................................... 334 $ 49,315
Eaton Corp. PLC ....................................................... 962 193,458
Emerson Electric Co. .................................................... 1,381 124,829
Equifax, Inc. .......................................................... 296 69,649
Expeditors International of Washington, Inc. .................................... 369 44,697
Fastenal Co. ........................................................... 1,380 81,406
FedEx Corp. .......................................................... 561 139,072
Fortive Corp. .......................................................... 853 63,779
General Dynamics Corp. .................................................. 657 141,354
General Electric Co. ..................................................... 2,606 286,269
HEICO Corp., Class A ................................................... 179 25,167
HEICO Corp. .......................................................... 101 17,871
Honeywell International, Inc. .............................................. 1,615 335,113
Howmet Aerospace, Inc. .................................................. 986 48,866
Hubbell, Inc. .......................................................... 130 43,103
IDEX Corp. ........................................................... 182 39,177
Illinois Tool Works, Inc. .................................................. 737 184,368
Ingersoll Rand, Inc. ..................................................... 979 63,987
J.B. Hunt Transport Services, Inc. ........................................... 198 35,844
Jacobs Solutions, Inc. .................................................... 303 36,024
Johnson Controls International PLC .......................................... 1,644 112,022
L3Harris Technologies, Inc. ............................................... 460 90,054
Leidos Holdings, Inc. .................................................... 311 27,517
Lockheed Martin Corp. ................................................... 617 284,055
Nordson Corp. ......................................................... 123 30,526
Norfolk Southern Corp. .................................................. 551 124,945
Northrop Grumman Corp. ................................................. 370 168,646
Old Dominion Freight Line, Inc. ............................................ 230 85,043
Otis Worldwide Corp. .................................................... 1,003 89,277
PACCAR, Inc. ......................................................... 1,236 103,391
Parker-Hannifin Corp. ................................................... 307 119,742
Paychex, Inc. .......................................................... 775 86,699
Paycom Software, Inc. ................................................... 124 39,834
Quanta Services, Inc. .................................................... 345 67,775
Raytheon Technologies Corp. .............................................. 3,541 346,876
Republic Services, Inc. ................................................... 496 75,972
Rockwell Automation, Inc. ................................................ 277 91,258
Rollins, Inc. ........................................................... 595 25,484
Snap-on, Inc. .......................................................... 126 36,312
Southwest Airlines Co. ................................................... 1,436 51,998
SS&C Technologies Holdings, Inc. .......................................... 530 32,118
Stanley Black & Decker, Inc. .............................................. 366 34,298
Textron, Inc. .......................................................... 491 33,206
The Boeing Co.(a) ...................................................... 1,446 305,337
Trane Technologies PLC .................................................. 554 105,958
TransDigm Group, Inc. ................................................... 128 114,454
TransUnion ........................................................... 462 36,188
Uber Technologies, Inc.(a) ................................................ 4,579 197,675
Union Pacific Corp. ..................................................... 1,479 302,633
United Airlines Holdings, Inc.(a) ............................................ 783 42,963
United Parcel Service, Inc., Class B .......................................... 1,764 316,197
United Rentals, Inc. ..................................................... 166 73,931
Verisk Analytics, Inc. .................................................... 370 83,631
W.W. Grainger, Inc. ..................................................... 109 85,956
Waste Management, Inc. .................................................. 947 164,229
Westinghouse Air Brake Technologies Corp. .................................... 435 47,706
Xylem, Inc. ........................................................... 577 64,982
8,016,491
IT Services (1.3%):
Accenture PLC, Class A .................................................. 1,591 490,951
Cloudflare, Inc., Class A(a) ................................................ 674 44,059
Cognizant Technology Solutions Corp., Class A ................................. 1,231 80,360
EPAM Systems, Inc.(a) ................................................... 135 30,341

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Gartner, Inc.(a) ........................................................ 172 $ 60,253
International Business Machines Corp. ........................................ 2,185 292,375
MongoDB, Inc.(a) ...................................................... 161 66,169
Snowflake, Inc., Class A(a) ................................................ 668 117,555
VeriSign, Inc.(a) ........................................................ 251 56,719
1,238,782
Materials (2.3%):
Air Products and Chemicals, Inc. ............................................ 526 157,553
Albemarle Corp. ....................................................... 283 63,134
Avery Dennison Corp. ................................................... 191 32,814
Ball Corp. ............................................................ 752 43,774
Celanese Corp. ......................................................... 262 30,340
CF Industries Holdings, Inc. ............................................... 468 32,489
Corteva, Inc. .......................................................... 1,723 98,728
Dow, Inc. ............................................................ 1,704 90,755
DuPont de Nemours, Inc. ................................................. 1,201 85,799
Ecolab, Inc. ........................................................... 612 114,254
FMC Corp. ........................................................... 299 31,198
Freeport-McMoRan, Inc. ................................................. 3,389 135,560
International Flavors & Fragrances, Inc. ....................................... 616 49,027
International Paper Co. ................................................... 838 26,657
Linde PLC ............................................................ 1,174 447,388
Lyondellbasell Industries NV, Class A ........................................ 622 57,118
Martin Marietta Materials, Inc. ............................................. 149 68,792
Newmont Corp. ........................................................ 1,918 81,822
Nucor Corp. ........................................................... 605 99,208
PPG Industries, Inc. ..................................................... 568 84,234
Reliance Steel & Aluminum Co. ............................................ 141 38,294
Southern Copper Corp. ................................................... 206 14,778
Steel Dynamics, Inc. ..................................................... 390 42,483
The Mosaic Co. ........................................................ 813 28,455
The Sherwin-Williams Co. ................................................ 575 152,674
Vulcan Materials Co. .................................................... 321 72,366
Westlake Corp. ........................................................ 80 9,558
2,189,252
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc. ......................................... 414 46,985
American Tower Corp. ................................................... 1,114 216,049
AvalonBay Communities, Inc. .............................................. 338 63,973
CBRE Group, Inc., Class A(a) .............................................. 741 59,806
Crown Castle, Inc. ...................................................... 1,036 118,042
Digital Realty Trust, Inc. .................................................. 704 80,164
Equinix, Inc. .......................................................... 224 175,603
Equity LifeStyle Properties, Inc. ............................................ 427 28,562
Equity Residential ...................................................... 895 59,043
Essex Property Trust, Inc. ................................................. 155 36,317
Extra Space Storage, Inc. ................................................. 317 47,185
Gaming and Leisure Properties, Inc. ......................................... 602 29,173
Healthpeak Properties, Inc. ................................................ 1,321 26,552
Invitation Homes, Inc. ................................................... 1,478 50,843
Iron Mountain, Inc. ..................................................... 696 39,547
Kimco Realty Corp. ..................................................... 1,465 28,890
Mid-America Apartment Communities, Inc. .................................... 279 42,369
Prologis, Inc. .......................................................... 2,232 273,710
Public Storage ......................................................... 374 109,163
Realty Income Corp. .................................................... 1,596 95,425
SBA Communications Corp. ............................................... 258 59,794
Simon Property Group, Inc. ............................................... 782 90,305
Sun Communities, Inc. ................................................... 293 38,225
UDR, Inc. ............................................................ 788 33,853
Ventas, Inc. ........................................................... 957 45,237
VICI Properties, Inc. .................................................... 2,426 76,249

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Welltower, Inc. ......................................................... 1,186 $ 95,936
Weyerhaeuser Co. ...................................................... 1,770 59,313
WP Carey, Inc. ......................................................... 504 34,050
2,160,363
Semiconductors & Semiconductor Equipment (7.0%):
Advanced Micro Devices, Inc.(a) ............................................ 3,858 439,465
Analog Devices, Inc. .................................................... 1,223 238,253
Applied Materials, Inc. ................................................... 2,038 294,572
Broadcom, Inc. ........................................................ 990 858,756
Enphase Energy, Inc.(a) .................................................. 320 53,593
Entegris, Inc. .......................................................... 357 39,563
First Solar, Inc.(a) ...................................................... 242 46,002
GLOBALFOUNDRIES, Inc.(a) ............................................ 184 11,883
Intel Corp. ............................................................ 9,998 334,333
KLA Corp. ........................................................... 335 162,482
Lam Research Corp. ..................................................... 323 207,644
Marvell Technology, Inc. ................................................. 2,062 123,266
Microchip Technology, Inc. ................................................ 1,297 116,198
Micron Technology, Inc. .................................................. 2,637 166,421
Monolithic Power Systems, Inc. ............................................ 107 57,804
NVIDIA Corp. ......................................................... 5,708 2,414,598
ON Semiconductor Corp.(a) ............................................... 1,034 97,796
QUALCOMM, Inc. ..................................................... 2,695 320,813
Skyworks Solutions, Inc. ................................................. 384 42,505
Teradyne, Inc. ......................................................... 376 41,860
Texas Instruments, Inc. ................................................... 2,190 394,244
6,462,051
Software (10.6%):
Adobe, Inc.(a) ......................................................... 1,095 535,444
ANSYS, Inc.(a) ........................................................ 208 68,696
Aspen Technology, Inc.(a) ................................................. 154 25,812
Atlassian Corp., Class A(a) ................................................ 359 60,244
Autodesk, Inc.(a) ....................................................... 521 106,602
Cadence Design Systems, Inc.(a) ............................................ 653 153,142
Crowdstrike Holdings, Inc., Class A(a) ....................................... 512 75,197
Datadog, Inc., Class A(a) ................................................. 621 61,094
DocuSign, Inc.(a) ....................................................... 481 24,574
Dynatrace, Inc.(a) ...................................................... 517 26,610
Fair Isaac Corp.(a) ...................................................... 59 47,743
Fortinet, Inc.(a) ........................................................ 1,718 129,864
Gen Digital, Inc. ....................................................... 1,406 26,081
HubSpot, Inc.(a) ....................................................... 113 60,126
Intuit, Inc. ............................................................ 659 301,947
Microsoft Corp. ........................................................ 17,631 6,004,061
Oracle Corp. .......................................................... 3,714 442,300
Palantir Technologies, Inc., Class A(a) ........................................ 4,162 63,804
Palo Alto Networks, Inc.(a) ................................................ 717 183,201
PTC, Inc.(a) ........................................................... 266 37,852
Roper Technologies, Inc. .................................................. 256 123,085
Salesforce, Inc.(a) ...................................................... 2,344 495,193
ServiceNow, Inc.(a) ..................................................... 486 273,117
Splunk, Inc.(a) ......................................................... 360 38,192
Synopsys, Inc.(a) ....................................................... 365 158,925
Tyler Technologies, Inc.(a) ................................................ 100 41,647
VMware, Inc., Class A(a) ................................................. 514 73,857
Workday, Inc., Class A(a) ................................................. 483 109,105
Zoom Video Communications, Inc., Class A(a) .................................. 522 35,433
Zscaler, Inc.(a) ......................................................... 206 30,138
9,813,086
Technology Hardware, Storage & Peripherals (8.2%):
Apple, Inc. ........................................................... 38,239 7,417,219

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Hewlett Packard Enterprise Co. ............................................. 3,098 $ 52,046
HP, Inc. .............................................................. 2,374 72,906
NetApp, Inc. .......................................................... 521 39,804
Seagate Technology Holdings PLC .......................................... 494 30,564
Western Digital Corp.(a) .................................................. 756 28,675
7,641,214
Utilities (2.4%):
Alliant Energy Corp. .................................................... 607 31,855
Ameren Corp. ......................................................... 627 51,207
American Electric Power Co., Inc. ........................................... 1,242 104,576
American Water Works Co., Inc. ............................................ 440 62,810
Atmos Energy Corp. ..................................................... 346 40,254
Avangrid, Inc. ......................................................... 168 6,330
CenterPoint Energy, Inc. .................................................. 1,522 44,366
CMS Energy Corp. ...................................................... 697 40,949
Consolidated Edison, Inc. ................................................. 858 77,563
Constellation Energy Corp. ................................................ 791 72,416
Dominion Energy, Inc. ................................................... 2,018 104,512
DTE Energy Co. ....................................................... 492 54,130
Duke Energy Corp. ...................................................... 1,861 167,006
Edison International ..................................................... 923 64,102
Entergy Corp. ......................................................... 511 49,756
Evergy, Inc. ........................................................... 549 32,073
Eversource Energy ...................................................... 842 59,715
Exelon Corp. .......................................................... 2,403 97,898
FirstEnergy Corp. ....................................................... 1,383 53,771
NextEra Energy, Inc. .................................................... 4,755 352,821
PG&E Corp.(a) ........................................................ 4,227 73,043
PPL Corp. ............................................................ 1,780 47,099
Public Service Enterprise Group, Inc. ......................................... 1,206 75,508
Sempra Energy ........................................................ 760 110,648
The AES Corp. ........................................................ 1,614 33,458
The Southern Co. ....................................................... 2,632 184,898
WEC Energy Group, Inc. ................................................. 762 67,239
Xcel Energy, Inc. ....................................................... 1,323 82,251
2,242,254
Total Common Stocks (Cost $25,389,274) 92,217,962
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(c) ........ 16,274 16,274
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(c) ............ 16,274 16,274
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(c) ............... 16,274 16,274
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(c) . 16,274 16,274
Total Collateral for Securities Loaned (Cost $65,096) 65,096
Total Investments (Cost $25,454,370) — 99.5% 92,283,058
Other assets in excess of liabilities — 0.5% 467,437
NET ASSETS - 100.00% $ 92,750,495
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
PLC—Public Limited Company

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 9/15/23 $ 434,915 $ 448,825 $ 13,910
Total unrealized appreciation $ 13,910
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 13,910

Statement of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory 500 Index
VIP Series
Assets:
Investments,
at value (Cost $25,454,370) $ 92,283,058(a)
Cash 358,773
Deposit with broker for futures contracts 196,334
Receivables:
Interest and dividends 56,679
Variation margin on open futures contracts 7,408
From Adviser 19,430
Prepaid expenses 536
Total Assets 92,922,218
Liabilities:
Payables:
Collateral received on loaned securities 65,096
Capital shares redeemed 54,252
Accrued expenses and other payables:
Investment advisory fees 18,671
Administration fees 4,681
Custodian fees 1,231
Transfer agent fees 1,182
Compliance fees 63
Other accrued expenses 26,547
Total Liabilities 171,723
Commitments and contingencies (Note 4 )
Net Assets:
Capital 16,406,978
Total accumulated earnings/(loss) 76,343,517
Net Assets $ 92,750,495
Shares (unlimited shares authorized with a par value of $0.001 per share):
5,815,632
Net asset value: $ 15.95
(a) Includes $63,044 of securities on loan.

Statement of Operations
For the Six Months Ended June 30, 2023

See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory 500 Index
VIP Series
Investment Income:
Dividends $ 717,692
Interest 8,528
Securities lending (net of fees) 1,235
Total Income 727,455
Expenses:
Investment advisory fees 108,573
Administration fees 23,943
Sub-Administration fees 9,662
Custodian fees 2,388
Transfer agent fees 2,296
Trustees' fees 3,774
Compliance fees 390
Legal and audit fees 8,194
Licensing fees 16,875
Other expenses 3,461
Total Expenses 179,556
Expenses waived/reimbursed by Adviser (57,892)
Net Expenses 121,664
Net Investment Income (Loss) 605,791
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,691,004
Net realized gains (losses) from futures contracts 65,553
Net change in unrealized appreciation/depreciation on investment securities 10,510,721
Net change in unrealized appreciation/depreciation on futures contracts 22,761
Net realized/unrealized gains (losses) on investments 13,290,039
Change in net assets resulting from operations $ 13,895,830

Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index VIP Series
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 605,791 $ 1,176,898
Net realized gains (losses) 2,756,557 7,261,930
Net change in unrealized appreciation/depreciation 10,533,482 (30,071,646)
Change in net assets resulting from operations 13,895,830 (21,632,818)
Change in net assets resulting from distributions to shareholders — (12,957,882)
Change in net assets resulting from capital transactions (4,762,331) 2,163,457
Change in net assets 9,133,499 (32,427,243)
Net Assets:
Beginning of period 83,616,996 116,044,239
End of period $ 92,750,495 $ 83,616,996
Capital Transactions:
Proceeds from shares issued $ 1,706,766 $ 4,620,680
Distributions reinvested — 12,957,882
Cost of shares redeemed (6,469,097) (15,415,105)
Change in net assets resulting from capital transactions $ (4,762,331) $ 2,163,457
Share Transactions:
Issued 115,985 272,884
Reinvested — 905,256
Redeemed (441,531) (899,695)
Change in Shares (325,546) 278,445

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
17
See notes to financial statements.
Victory 500 Index VIP Series
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $13.62 $19.79 $17.71 $19.35 $16.92 $19.06
Investment Activities:
Net investment income (loss)(a) 0.10 0.21 0.21 0.28 0.34 0.32
Net realized and unrealized gains (losses) 2.23 (3.95) 4.59 3.53 4.88 (1.21)
Total from Investment Activities 2.33 (3.74) 4.80 3.81 5.22 (0.89)
Distributions to Shareholders from:
Net investment income — (0.19) (0.23) (0.32) (0.37) (0.02)
Net realized gains — (2.24) (2.49) (5.13) (2.42) (1.23)
Total Distributions — (2.43) (2.72) (5.45) (2.79) (1.25)
Net Asset Value, End of Period $15.95 $13.62 $19.79 $17.71 $19.35 $16.92
Total Return(b)(c)(d) 17.11% (19.36)% 27.43% 20.13% 31.04% (4.65)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.28% 0.28% 0.28% 0.28% 0.28% 0.28%
Net Investment Income (Loss)(e) 1.39% 1.26% 1.04% 1.46% 1.71% 1.65%
Gross Expenses(e)(f) 0.41% 0.41% 0.48% 0.58% 0.52% 0.38%
Supplemental Data:
Net Assets at end of period (000's) $92,750 $83,617 $116,044 $103,571 $100,139 $106,432
Portfolio Turnover(b) 3% 7% 9% 13% 3% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2023
Victory Variable Insurance Funds
18
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory 500 Index VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
19
(Unaudited)
As of June 30, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended June 30, 2023, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Level 1 Level 2 Level 3 Total
Common Stocks ............................ $ 92,217,962 $ — $ — $ 92,217,962
Collateral for Securities Loaned ................ 65,096 — — 65,096
Total .................................... $ 92,283,058 $ — $ — $ 92,283,058
Other Financial Investments:*
Assets:
Futures Contracts ........................... 13,910 — — 13,910
Total .................................... $ 13,910 $ — $ — $ 13,910
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
20
(Unaudited)
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 13,910
Victory 500 Index VIP Series ........................................................................... $ 13,910
* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 65553.00 22761.00
Victory 500 Index VIP Series ......................................................... $ 65,553 $ 22,761

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
21
(Unaudited)
mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.25% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios
II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory 500 Index VIP Series ........................................ $ 63,044 $ — $ 65,096
Excluding U.S. Government Securities
Purchases Sales
Victory 500 Index VIP Series .......................................................... $ 2,620,260 $ 6,538,967
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
22
(Unaudited)
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limit (excluding voluntary waivers) is 0.28%.
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
The Fund has adopted a Deferred Compensation Agreement (the “Agreement”) for its Trustees and any Advisory Trustees who receive compensation from the Fund. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Fund's Statement of Assets and Liabilities.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
Victory 500 Index VIP Series .................................. $ 161,111 $ 220,169 $ 124,202 $ 57,892 $ 563,374

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
23
(Unaudited)
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Passive Investment Risk/Index Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry, or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the Index.
Derivatives Risk -- The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
24
(Unaudited)
permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended December 31, 2022, the Fund had no capital loss carryforward for federal income tax purposes.
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Supplemental Information
June 30, 2023
Victory Variable Insurance Funds
25
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Victory 500 Index VIP Series ............... $ 1,000.00 $ 1,171.10 $ 1,023.41 $ 1.51 $ 1.40 0.28%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds
26
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SPIVIP-SAR (6/23)

June 30, 2023
Semi Annual Report
Victory Variable Insurance Funds
Victory High Yield VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Investment Objective and Portfolio Holdings 3
Schedule of Portfolio Investments 4
Financial Statements
Statement of Assets and Liabilities
8
Statement of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
11
Notes to Financial Statements 12
Supplemental Information 18
Proxy Voting and Portfolio Holdings Information
18
Expense Example
18
Liquidity Risk Management Program
19
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Variable Insurance Funds
Victory High Yield VIP Series
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide current income. Capital appreciation is a secondary objective.
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
June 30, 2023
Victory Variable Insurance Funds
Victory High Yield VIP Series
4
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.1%)
Communication Services (0.1%):
Altice USA, Inc., Class A(a) ............................................... 4,380 $ 13,228
iHeartMedia, Inc., Class A(a) .............................................. 3,500 12,740
25,968
Health Care (0.0%):
Covis Parent SCA, Class A Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class B Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class C Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class D Shares(a)(b) ...................................... 147 —
Covis Parent SCA, Class E Shares(a)(b) ....................................... 147 —
—
Total Common Stocks (Cost $39,332) 25,968
Principal Amount
Senior Secured Loans (16.1%)
Communication Services (1.2%):
Intelsat Jackson Holdings SA, Term B loan, First Lien, 9.29% (SOFR03M+425bps), 2/1/29(c) $ 271,197 269,841
Consumer Discretionary (8.8%):
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.75% (SOFR03M+350bps),
8/21/26(c) ........................................................ 373,067 355,611
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.80%
(SOFR03M+375bps), 10/20/27(c) ....................................... 462,500 479,950
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 10.02% (LIBOR03M+475bps), 6/30/28(c) .. 245,625 124,859
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.15% (SOFR03M+325bps),
2/25/28(c) ........................................................ 378,882 375,738
PetSmart, Inc., Initial Term Loans, First Lien, 8.90% (SOFR01M+375bps), 2/12/28(c) ..... 73,688 73,442
The Michaels Cos., Inc., Term B Loans, First Lien, 9.41% (SOFR03M+425bps), 4/15/28(c) .. 294,000 259,676
United Airlines, Inc., Class B Term Loans, First Lien, 9.29% (LIBOR03M+375bps), 4/21/28(c) 136,152 135,888
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.15% (SOFR03M+300bps), 12/11/26(c) 125,000 121,007
1,926,171
Financials (3.7%):
Chariot Buyer LLC, Initial Term Loans, First Lien, 8.40% (SOFR01M+325bps), 11/3/28(c) .. 197,000 192,321
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 11.40% (SOFR03M+650bps),
2/14/27(c) ........................................................ 182,721 130,189
Diamond Sports Group LLC, Term Loan, First Lien, 15.15% (SOFR01M+1000bps),
5/25/26(c) ........................................................ 37,659 28,739
Diamond Sports Group LLC, Term Loan, Second Lien, 10.40% (SOFR01M+525bps),
8/24/26(c)(d)(e) .................................................... 420,750 13,439
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.15% (SOFR01M+400bps),
1/27/29(c) ........................................................ 249,369 245,785
Knight Health Holdings LLC, Term B Loans, First Lien, 10.40% (LIBOR01M+525bps),
12/17/28(c) ....................................................... 492,500 199,462
809,935
Health Care (2.4%):
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 9.40%
(SOFR01M+425bps), 3/14/25(c) ........................................ 116,649 64,974
Envision Healthcare Corp., Third Out term Loans, First Lien, 8.65% (SOFR03M+375bps),
3/31/27(c)(d)(e) .................................................... 68,657 494
LifeScan Global Corp., Initial Term Loan, First Lien, 11.65% (SOFR06M+650bps), 10/1/24(c) 338,193 272,810
Radiology Partners, Inc., Term Loan New, First Lien, 9.40% (SOFR01M+425bps), 7/9/25(c) . 250,000 187,422
525,700
Total Senior Secured Loans (Cost $4,394,109) 3,531,647
Corporate Bonds (73.2%)
Communication Services (12.3%):
Audacy Capital Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38(f) .................. 200,000 6,778
CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25(f) ..................... 200,000 162,127

Victory Variable Insurance Funds
Victory High Yield VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 8/7/23 @ 101.69(f)(g) ....... $ 281,000 $ 193,439
Gray Television, Inc.
7.00%, 5/15/27, Callable 7/18/23 @ 103.5(f) ............................... 250,000 213,268
4.75%, 10/15/30, Callable 10/15/25 @ 102.38(f) ............................. 250,000 164,611
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 7/24/23 @ 102.09(g) .............. 350,000 233,160
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 7/18/23 @ 102.81(f) ................... 500,000 466,172
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24
@ 102.13(f) ....................................................... 375,000 315,208
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(f)(g) .......... 250,000 144,166
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(f) ................... 475,000 367,390
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 .......................... 500,000 432,636
2,698,955
Consumer Discretionary (21.3%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103(f) ........................ 200,000 192,589
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @
102.69(f)(g) ....................................................... 500,000 463,740
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 7/24/23 @ 102.94 ................ 400,000 377,354
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 8/7/23 @ 104.06(f) ............... 500,000 511,120
Carnival Corp., 6.00%, 5/1/29, Callable 11/1/24 @ 103(f) .......................... 275,000 245,538
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(f) ........... 150,000 164,093
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(f)(g) ................. 550,000 488,745
Life Time, Inc., 5.75%, 1/15/26, Callable 8/7/23 @ 102.88(f) ........................ 375,000 365,892
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100 .................. 250,000 240,341
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(f) ........... 250,000 253,704
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(f) .................................................. 250,000 220,033
Scientific Games International, Inc, 7.00%, 5/15/28, Callable 8/7/23 @ 103.5(f) .......... 725,000 723,545
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(f)(g) ......................................................... 450,000 447,431
4,694,125
Energy (10.5%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(f) .................. 50,000 51,041
Callon Petroleum Co., 7.50%, 6/15/30, Callable 6/15/25 @ 103.75(f)(g) ................ 375,000 354,016
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/7/23 @ 100(f) ........................ 500,000 500,253
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 8/7/23 @ 101.75(f) ................. 250,000 245,489
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(f) ................ 375,000 343,358
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 8/7/23 @ 103 ........ 250,000 234,349
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(f) .......... 350,000 329,908
Talos Production, Inc., 12.00%, 1/15/26, Callable 7/24/23 @ 106 ..................... 250,000 262,679
2,321,093
Financials (6.3%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(f) .. 200,000 175,608
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(f) ................. 125,000 83,325
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(f) ............... 250,000 229,578
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28, Callable 2/15/24 @ 102.38(f) ..... 250,000 231,517
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81(f)(g) .............................. 200,000 150,851
5.88%, 9/1/31, Callable 9/1/26 @ 102.98(f) ................................ 400,000 295,043
Stagwell Global LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(f) .................. 250,000 215,179
1,381,101
Health Care (2.8%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/7/23 @ 100(f) ....................... 275,000 2,067
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/1/24 @ 103.06(f) ................. 250,000 160,055
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(f) ....... 200,000 121,108
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69(f) .................. 225,000 132,966
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 8/7/23 @ 104.63(f)(g) ................ 300,000 111,792
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/24/23 @ 100(f) ................. 100,000 53,590
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 8/7/23 @ 102.66(f) .................. 150,000 41,911
623,489

Victory Variable Insurance Funds
Victory High Yield VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Industrials (14.3%):
American Airlines, Inc., 11.75%, 7/15/25(f) .................................... $ 250,000 $ 274,284
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(f) ................ 150,000 145,777
Aramark Services, Inc., 6.38%, 5/1/25, Callable 8/7/23 @ 101.59(f) ................... 250,000 250,302
Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(f) ............... 150,000 134,740
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(f) .................... 125,000 127,560
ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(f) ...................... 250,000 210,112
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 8/7/23 @ 103.25(f) ........................................... 200,000 200,500
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(f) ............... 100,000 90,207
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(f) ............................ 400,000 359,825
SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(f) .................... 100,000 86,253
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(f) ....................... 625,000 516,308
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31 ....................... 450,000 400,188
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(f) ............... 100,000 86,727
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 8/7/23 @ 103.63(f) ............... 250,000 255,065
3,137,848
Information Technology (1.8%):
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(f) .............................. 250,000 222,224
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(f) ............................... 200,000 174,804
397,028
Materials (3.0%):
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 250,000 223,201
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(f) 300,000 261,345
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(f) ..................... 250,000 165,866
650,412
Real Estate (0.9%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 7/24/23 @ 101.88(f) ................... 200,000 197,235
Total Corporate Bonds (Cost $18,076,022) 16,101,286
Yankee Dollars (7.4%)
Communication Services (1.1%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(f) ............. 400,000 246,644
Consumer Discretionary (2.1%):
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(f) ........ 500,000 457,655
Energy (0.9%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 8/7/23 @ 103.25(f) ...................... 200,000 197,393
Industrials (2.2%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 8/8/23 @ 101.97(f) ...................... 400,000 399,062
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25
@ 103.19(f) ....................................................... 100,000 80,520
479,582
Information Technology (0.8%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(f) ........... 200,000 172,517
Materials (0.3%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(f)(g) ................ 75,000 72,335
Total Yankee Dollars (Cost $1,776,819) 1,626,126

Victory Variable Insurance Funds
Victory High Yield VIP Series
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
U.S. Government Mortgage-Backed Agencies (4.5%)
Federal Home Loan Bank
4.85%, 7/6/23(f)(h) ................................................. $ 1,000,000 $ 999,588
Total U.S. Government Mortgage-Backed Agencies (Cost $999,326) 999,588
Shares
Collateral for Securities Loaned (11.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(i) ........ 626,948 626,948
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(i) ............ 626,948 626,948
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(i) ................ 626,948 626,948
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(i) . 626,948 626,948
Total Collateral for Securities Loaned (Cost $2,507,792) 2,507,792
Total Investments (Cost $27,793,400) — 112.7% 24,792,407
Liabilities in excess of other assets — (12.7)% (2,785,731)
NET ASSETS - 100.00% $ 22,006,676
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) Issuer filed for bankruptcy.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$16,323,092 and amounted to 74.2% of net assets.
(g) All or a portion of this security is on loan.
(h) Rate represents the effective yield at June 30, 2023.
(i) Rate disclosed is the daily yield on June 30, 2023.
bps—Basis points
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2023.

Statement of Assets and Liabilities
June 30, 2023
8
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory High Yield
VIP Series
Assets:
Investments,
at value (Cost $27,793,400) $ 24,792,407(a)
Cash 67,553
Receivables:
Interest and dividends 415,087
Capital shares issued 5,375
Investments sold 553,128
From Adviser 4,830
Prepaid expenses 141
Total Assets 25,838,521
Liabilities:
Payables:
Collateral received on loaned securities 2,507,792
Investments purchased 1,290,770
Capital shares redeemed 2,674
Accrued expenses and other payables:
Investment advisory fees 10,829
Administration fees 1,160
Custodian fees 2,177
Transfer agent fees 5,623
Compliance fees 16
Other accrued expenses 10,804
Total Liabilities 3,831,845
Commitments and contingencies (Note 4 )
Net Assets:
Capital 27,253,138
Total accumulated earnings/(loss) (5,246,462)
Net Assets $ 22,006,676
Shares (unlimited shares authorized with a par value of $0.001 per share):
3,555,074
Net asset value: $ 6.19
(a) Includes $2,410,236 of securities on loan.

Statement of Operations
For the Six Months Ended June 30, 2023
9
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory High Yield
VIP Series
Investment Income:
Dividends $ 450
Interest 998,832
Securities lending (net of fees) 27,807
Total Income 1,027,089
Expenses:
Investment advisory fees 66,564
Administration fees 6,116
Sub-Administration fees 9,167
Custodian fees 4,433
Transfer agent fees 10,432
Trustees' fees 1,642
Compliance fees 101
Legal and audit fees 9,383
Other expenses 6,555
Total Expenses 114,393
Expenses waived/reimbursed by Adviser (15,662)
Net Expenses 98,731
Net Investment Income (Loss) 928,358
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,254,319)
Net change in unrealized appreciation/depreciation on investment securities 1,323,172
Net realized/unrealized gains (losses) on investments 68,853
Change in net assets resulting from operations $ 997,211

10
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Yield VIP Series
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 928,358 $ 1,644,615
Net realized gains (losses) (1,254,319) (614,500)
Net change in unrealized appreciation/depreciation 1,323,172 (4,817,916)
Change in net assets resulting from operations 997,211 (3,787,801)
Change in net assets resulting from distributions to shareholders — (1,678,774)
Change in net assets resulting from capital transactions (1,129,286) (2,410,705)
Change in net assets (132,075) (7,877,280)
Net Assets:
Beginning of period 22,138,751 30,016,031
End of period $ 22,006,676 $ 22,138,751
Capital Transactions:
Proceeds from shares issued $ 755,395 $ 797,535
Distributions reinvested — 1,678,774
Cost of shares redeemed (1,884,681) (4,887,014)
Change in net assets resulting from capital transactions $ (1,129,286) $ (2,410,705)
Share Transactions:
Issued 121,787 118,537
Reinvested — 280,263
Redeemed (307,486) (716,887)
Change in Shares (185,699) (318,087)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory High Yield VIP Series
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $5.92 $7.40 $7.42 $7.36 $6.84 $6.86
Investment Activities:
Net investment income (loss)(a) 0.25 0.44 0.40 0.44 0.47 0.45
Net realized and unrealized gains (losses) 0.02 (1.44) 0.03 0.14 0.62 (0.43)
Total from Investment Activities 0.27 (1.00) 0.43 0.58 1.09 0.02
Distributions to Shareholders from:
Net investment income — (0.48) (0.45) (0.52) (0.57) (0.04)
Total Distributions — (0.48) (0.45) (0.52) (0.57) (0.04)
Net Asset Value, End of Period $6.19 $5.92 $7.40 $7.42 $7.36 $6.84
Total Return(b)(c)(d) 4.56% (13.55)% 5.85% 7.92% 15.89% 0.29%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89% 0.89% 0.89% 0.83%
Net Investment Income (Loss)(e) 8.38% 6.55% 5.21% 6.10% 6.22% 6.38%
Gross Expenses(e)(f) 1.03% 1.01% 0.99% 1.04% 0.99% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $22,007 $22,139 $30,016 $30,119 $30,739 $30,918
Portfolio Turnover(b) 32% 42% 75% 91% 60% 94%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2023
Victory Variable Insurance Funds
12
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory High Yield VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
13
(Unaudited)
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
As of June 30, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities
Level 1 Level 2 Level 3 Total
Common Stocks ............................ $ 25,968 $ — $ —* $ 25,968
Senior Secured Loans ........................ — 3,531,647 — 3,531,647
Corporate Bonds ........................... — 16,101,286 — 16,101,286
Yankee Dollars ............................ — 1,626,126 — 1,626,126
U.S. Government Mortgage-Backed Agencies ...... — 999,588 — 999,588
Collateral for Securities Loaned ................ 2,507,792 — — 2,507,792
Total .................................... $ 2,533,760 $ 22,258,647 $ —* $ 24,792,407
*
Zero market value security.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
14
(Unaudited)
loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statement of Operations as Investment advisory fees.
VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”) with respect to the Fund. Park
Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board. Sub-investment advisory fees, which are paid by VCM to Park Avenue, do not represent a separate or additional expense to the Fund.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory High Yield VIP Series ........................................ $ 2,410,236 $ — $ 2,507,792
Excluding U.S. Government Securities
Purchases Sales
Victory High Yield VIP Series .......................................................... $ 6,852,739 $ 6,851,263

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
15
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios
II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limit (excluding voluntary waivers) is 0.89%.
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
Victory High Yield VIP Series .................................. $ 21,116 $ 30,244 $ 30,665 $ 15,662 $ 97,687

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
16
(Unaudited)
The Fund has adopted a Deferred Compensation Agreement (the “Agreement”) for its Trustees and any Advisory Trustees who receive compensation from the Fund. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Fund's Statement of Assets and Liabilities.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund’s investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
LIBOR Discontinuation Risk — The discontinuation of London Interbank Offered Rate (“LIBOR”) may adversely affect the financial markets generally and the Fund’s operations, finances and investments specifically. LIBOR has been the principal floating rate benchmark in the financial markets, and a large portion of the Fund’s assets were tied to LIBOR. However, LIBOR was discontinued as a floating rate benchmark after June
30, 2023. Then-existing LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
Non-LIBOR floating rate obligations, including obligations based on the Secured Overnight Financing Rate (“SOFR”), may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid.
Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-
LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
It is not clear how replacement rates for LIBOR—including SOFR-based rates and non-SOFR-based rates—will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
17
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the
Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of tax year ended December 31, 2022, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory High Yield VIP Series ............................................. $ 672,880 $ 2,877,511 $ 3,550,391

Supplemental Information
June 30, 2023
Victory Variable Insurance Funds
18
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Victory High Yield VIP Series ............... $ 1,000.00 $ 1,045.60 $ 1,020.38 $ 4.51 $ 4.46 0.89%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds
19
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-HYVIP-SAR (6/23)

June 30, 2023
Semi Annual Report
Victory Variable Insurance Funds
Victory RS International VIP Series

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Victory
Variable
Insurance
Funds
1
Investment Objective and Portfolio Holdings 3
Schedule of Portfolio Investments 4
Financial Statements
Statement of Assets and Liabilities
8
Statement of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
11
Notes to Financial Statements 12
Supplemental Information 18
Proxy Voting and Portfolio Holdings Information
18
Expense Example
18
Liquidity Risk Management Program
19
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Variable Insurance Funds
Victory RS International VIP Series
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
LVMH Moet Hennessy Louis Vuitton SE
3.9%
Novo Nordisk A/S, Class B
3.5%
Roche Holding AG
2.7%
L'Oreal SA
2.6%
Novartis AG, Registered Shares
2.6%
Siemens AG, Registered Shares
2.5%
Nestle SA, Registered Shares
2.4%
BHP Group Ltd.
2.3%
Toyota Motor Corp.
2.3%
Atlas Copco AB, Class B
2.2%

Schedule of Portfolio Investments
June 30, 2023
Victory Variable Insurance Funds
Victory RS International VIP Series
4
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.8%)
Australia (7.0%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd. ................................................... 46,737 $ 1,208,947
Financials (1.4%):
Macquarie Group Ltd. ................................................... 13,780 1,639,285
Health Care (1.2%):
CSL Ltd. ............................................................. 7,742 1,433,333
Materials (2.3%):
BHP Group Ltd. ........................................................ 90,236 2,712,063
Real Estate (1.0%):
Scentre Group ......................................................... 673,192 1,190,282
8,183,910
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV ........................................................... 11,534 1,132,510
China (0.9%):
Communication Services (0.9%):
Tencent Holdings Ltd. ................................................... 25,300 1,072,791
Denmark (4.5%):
Consumer Discretionary (1.0%):
Pandora A/S .......................................................... 13,458 1,203,075
Health Care (3.5%):
Novo Nordisk A/S, Class B ................................................ 24,832 4,011,945
5,215,020
France (12.1%):
Consumer Discretionary (5.1%):
La Francaise des Jeux SAEM(a) ............................................ 36,049 1,418,707
LVMH Moet Hennessy Louis Vuitton SE ...................................... 4,777 4,503,861
5,922,568
Consumer Staples (2.6%):
L'Oreal SA ........................................................... 6,598 3,077,515
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 6,293 640,565
Industrials (1.5%):
Safran SA ............................................................ 11,118 1,742,132
Information Technology (0.9%):
Capgemini SE ......................................................... 5,827 1,103,194
Materials (1.4%):
Arkema SA ........................................................... 17,617 1,661,061
14,147,035
Germany (8.1%):
Consumer Discretionary (1.0%):
Volkswagen AG, Preference Shares .......................................... 8,498 1,142,640
Financials (1.9%):
Allianz SE, Registered Shares .............................................. 9,808 2,284,297

Victory Variable Insurance Funds
Victory RS International VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (2.5%):
Siemens AG, Registered Shares ............................................. 17,212 $ 2,868,980
Information Technology (1.6%):
SAP SE .............................................................. 13,814 1,886,914
Utilities (1.1%):
RWE AG ............................................................. 28,638 1,247,819
9,430,650
Hong Kong (2.4%):
Financials (1.5%):
AIA Group Ltd. ........................................................ 177,800 1,805,894
Real Estate (0.9%):
CK Asset Holdings Ltd. .................................................. 181,500 1,008,591
2,814,485
Italy (1.3%):
Utilities (1.3%):
Snam SpA ............................................................ 284,841 1,488,537
Japan (21.6%):
Communication Services (2.0%):
Capcom Co. Ltd. ....................................................... 34,700 1,375,666
Kakaku.com, Inc. ....................................................... 63,100 909,054
2,284,720
Consumer Discretionary (3.1%):
Toyota Motor Corp. ..................................................... 162,900 2,618,416
ZOZO, Inc. ........................................................... 46,700 968,875
3,587,291
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd. .................................................. 26,000 1,173,032
Financials (2.6%):
Mizuho Financial Group, Inc. .............................................. 100,000 1,528,706
Tokio Marine Holdings, Inc. ............................................... 67,100 1,547,055
3,075,761
Health Care (2.6%):
Hoya Corp. ........................................................... 17,400 2,082,409
Shionogi & Co. Ltd. ..................................................... 22,900 966,010
3,048,419
Industrials (6.5%):
Fuji Electric Co. Ltd. .................................................... 32,800 1,444,172
MISUMI Group, Inc. .................................................... 40,600 817,488
Mitsubishi Heavy Industries Ltd. ............................................ 32,900 1,536,763
Nippon Yusen KK ...................................................... 49,600 1,101,664
OKUMA Corp. ........................................................ 20,100 1,079,259
Sanwa Holdings Corp. ................................................... 126,100 1,641,887
7,621,233
Information Technology (2.6%):
Fujitsu Ltd. ........................................................... 7,100 919,424
Oracle Corp. .......................................................... 17,300 1,286,798
Ulvac, Inc. ............................................................ 18,500 789,101
2,995,323
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd. .................................... 30,300 750,941

Victory Variable Insurance Funds
Victory RS International VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.6%):
Tokyo Gas Co. Ltd. ..................................................... 30,500 $ 665,507
25,202,227
Netherlands (5.2%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 195,458 697,713
Financials (1.7%):
ING Groep NV ........................................................ 143,820 1,938,738
Industrials (1.3%):
Wolters Kluwer NV ..................................................... 11,946 1,516,680
Information Technology (1.6%):
ASM International NV ................................................... 4,529 1,922,849
6,075,980
New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 63,584 957,121
Norway (1.4%):
Energy (0.4%):
Aker BP ASA ......................................................... 16,563 388,751
Financials (1.0%):
SpareBank 1 SMN ...................................................... 91,171 1,199,113
1,587,864
Spain (2.0%):
Communication Services (0.0%):(b)
Telefonica SA ......................................................... 1 4
Financials (2.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 300,986 2,312,165
2,312,169
Sweden (2.9%):
Industrials (2.9%):
Atlas Copco AB, Class B ................................................. 203,913 2,543,394
Nibe Industrier AB, Class B ............................................... 86,685 824,526
3,367,920
Switzerland (11.3%):
Consumer Staples (3.6%):
Coca-Cola HBC AG ..................................................... 49,538 1,477,471
Nestle SA, Registered Shares .............................................. 22,989 2,766,157
4,243,628
Financials (2.4%):
Partners Group Holding AG ............................................... 1,423 1,342,037
UBS Group AG ........................................................ 69,399 1,407,018
2,749,055
Health Care (5.3%):
Novartis AG, Registered Shares ............................................. 29,875 3,012,822
Roche Holding AG ...................................................... 10,528 3,216,887
6,229,709
13,222,392
United Kingdom (15.3%):
Consumer Discretionary (1.8%):
Greggs PLC ........................................................... 31,336 1,017,788

Victory Variable Insurance Funds
Victory RS International VIP Series
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Next PLC ............................................................ 12,433 $ 1,090,025
2,107,813
Consumer Staples (3.0%):
Diageo PLC ........................................................... 42,969 1,846,979
Imperial Brands PLC .................................................... 73,840 1,634,143
3,481,122
Energy (3.3%):
BP PLC .............................................................. 232,139 1,351,380
Shell PLC ............................................................ 84,452 2,518,935
3,870,315
Financials (3.0%):
Barclays PLC ......................................................... 290,947 568,299
HSBC Holdings PLC .................................................... 315,226 2,495,503
Legal & General Group PLC ............................................... 151,247 437,834
3,501,636
Industrials (1.3%):
Ashtead Group PLC ..................................................... 21,258 1,473,596
Materials (2.5%):
Croda International PLC .................................................. 12,872 919,999
Rio Tinto PLC ......................................................... 30,391 1,931,024
2,851,023
Utilities (0.4%):
Centrica PLC .......................................................... 311,991 491,849
17,777,354
Total Common Stocks (Cost $92,360,115) 113,987,965
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 1,653 119,842
Total Exchange-Traded Funds (Cost $99,717) 119,842
Total Investments (Cost $92,459,832) — 97.9% 114,107,807
Other assets in excess of liabilities — 2.1% 2,499,723
NET ASSETS - 100.00% $ 116,607,530
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$1,418,707 and amounted to 1.2% of net assets.
(b) Amount represents less than 0.05% of net assets.
ETF—Exchange-Traded Fund
PLC—Public Limited Company

Statement of Assets and Liabilities
June 30, 2023
8
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS
International VIP
Series
Assets:
Investments,
at value (Cost $92,459,832) $ 114,107,807
Foreign currency, at value (Cost $100,256) 100,557
Cash 1,458,626
Receivables:
Interest and dividends 93,890
Capital shares issued 7,122
Reclaims 960,550
From Adviser 35,631
Prepaid expenses 751
Total Assets 116,764,934
Liabilities:
Payables:
Capital shares redeemed 28,210
Accrued expenses and other payables:
Investment advisory fees 76,414
Administration fees 6,108
Custodian fees 9,733
Transfer agent fees 33,319
Compliance fees 81
Other accrued expenses 3,539
Total Liabilities 157,404
Commitments and contingencies (Note 4 )
Net Assets:
Capital 94,661,395
Total accumulated earnings/(loss) 21,946,135
Net Assets $ 116,607,530
Shares (unlimited shares authorized with a par value of $0.001 per share):
7,205,228
Net asset value: $ 16.18

Statement of Operations
For the Six Months Ended June 30, 2023
9
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS
International VIP
Series
Investment Income:
Dividends $ 2,698,086
Interest 18,073
Securities lending (net of fees) 5,696
Foreign tax withholding (294,498)
Total Income 2,427,357
Expenses:
Investment advisory fees 466,421
Administration fees 32,141
Sub-Administration fees 8,426
Custodian fees 22,548
Transfer agent fees 69,393
Trustees' fees 4,771
Compliance fees 525
Legal and audit fees 10,359
Other expenses 19,999
Total Expenses 634,583
Expenses waived/reimbursed by Adviser (92,345)
Net Expenses 542,238
Net Investment Income (Loss) 1,885,119
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 694,069
Net change in unrealized appreciation/depreciation on investment securities 9,634,061
Net realized/unrealized gains (losses) on investments 10,328,130
Change in net assets resulting from operations $ 12,213,249

10
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International VIP
Series
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,885,119 $ 3,342,673
Net realized gains (losses) 694,069 (1,826,855)
Net change in unrealized appreciation/depreciation 9,634,061 (24,929,525)
Change in net assets resulting from operations 12,213,249 (23,413,707)
Change in net assets resulting from distributions to shareholders — (12,698,566)
Change in net assets resulting from capital transactions (9,878,197) 129,577
Change in net assets 2,335,052 (35,982,696)
Net Assets:
Beginning of period 114,272,478 150,255,174
End of period $ 116,607,530 $ 114,272,478
Capital Transactions:
Proceeds from shares issued $ 1,331,286 $ 7,271,942
Distributions reinvested — 12,698,566
Cost of shares redeemed (11,209,483) (19,840,931)
Change in net assets resulting from capital transactions $ (9,878,197) $ 129,577
Share Transactions:
Issued 84,060 457,593
Reinvested — 833,107
Redeemed (711,866) (1,231,984)
Change in Shares (627,806) 58,716

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory RS International VIP Series
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $14.59 $19.33 $17.60 $17.48 $15.47 $17.64
Investment Activities:
Net investment income (loss)(a) 0.25 0.44 0.39 0.32 0.43 0.38
Net realized and unrealized gains (losses) 1.34 (3.46) 2.13 0.75 3.09 (2.26)
Total from Investment Activities 1.59 (3.02) 2.52 1.07 3.52 (1.88)
Distributions to Shareholders from:
Net investment income — (0.42) (0.37) (0.45) (0.39) (0.15)
Net realized gains — (1.30) (0.42) (0.50) (1.12) (0.14)
Total Distributions — (1.72) (0.79) (0.95) (1.51) (0.29)
Net Asset Value, End of Period $16.18 $14.59 $19.33 $17.60 $17.48 $15.47
Total Return(b)(c)(d) 10.90% (15.81)% 14.37% 6.24% 22.79% (10.66)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.93% 0.93% 0.93% 0.93% 0.93% 0.93%
Net Investment Income (Loss)(e) 3.23% 2.71% 2.02% 2.02% 2.49% 2.20%
Gross Expenses(e)(f) 1.09% 1.10% 1.01% 0.98% 0.96% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $116,608 $114,272 $150,255 $147,783 $149,034 $142,524
Portfolio Turnover(b) 14% 27% 35% 54% 32% 44%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2023
Victory Variable Insurance Funds
12
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS International VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
13
(Unaudited)
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
As of June 30, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund
Level 1 Level 2 Level 3 Total
Common Stocks ............................ $ — $ 113,987,965 $ — $ 113,987,965
Exchange-Traded Funds ...................... 119,842 — — 119,842
Total .................................... $ 119,842 $ 113,987,965 $ — $ 114,107,807

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
14
(Unaudited)
pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2023, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.80% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government Securities
Purchases Sales
Victory RS International VIP Series ...................................................... $ 16,513,470 $ 24,476,572

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
15
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios
II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limit (excluding voluntary waivers) is 0.93%.
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
Victory RS International VIP Series .............................. $ 35,710 $ 115,399 $ 202,948 $ 92,345 $ 446,402

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
16
(Unaudited)
The Fund has adopted a Deferred Compensation Agreement (the “Agreement”) for its Trustees and any Advisory Trustees who receive compensation from the Fund. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Fund's Statement of Assets and Liabilities.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2023.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
17
(Unaudited)
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of tax year ended December 31, 2022, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory RS International VIP Series ......................................... $ 1,344,639 $ 761,597 $ 2,106,236

Supplemental Information
June 30, 2023
Victory Variable Insurance Funds
18
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Victory RS International VIP Series ........... $ 1,000.00 $ 1,109.00 $ 1,020.18 $ 4.86 $ 4.66 0.93%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds
19
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-IVIP-SAR (6/23)

June 30, 2023
Semi Annual Report
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Investment Objective and Portfolio Holdings 3
Schedule of Portfolio Investments 4
Financial Statements
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
9
Notes to Financial Statements 10
Supplemental Information 16
Proxy Voting and Portfolio Holdings Information
16
Expense Example
16
Liquidity Risk Management Program
17
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Fairfax Financial Holdings Ltd.
5.8%
Markel Group, Inc.
4.7%
The Progressive Corp.
4.0%
Vistra Corp.
3.8%
Merck & Co., Inc.
3.3%
Brown & Brown, Inc.
3.1%
Alphabet, Inc., Class A
3.0%
Cboe Global Markets, Inc.
3.0%
Keurig Dr Pepper, Inc.
2.8%
The Cigna Group
2.4%

Schedule of Portfolio Investments
June 30, 2023
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
4
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.2%)
Communication Services (3.0%):
Alphabet, Inc., Class A(a) ................................................. 197,890 $ 23,687,433
Consumer Discretionary (4.2%):
Amazon.com, Inc.(a) .................................................... 26,660 3,475,398
Darden Restaurants, Inc. .................................................. 47,240 7,892,859
LKQ Corp. ........................................................... 223,970 13,050,732
Mattel, Inc.(a) ......................................................... 437,560 8,549,922
32,968,911
Consumer Staples (8.2%):
Diageo PLC, ADR(b) .................................................... 42,330 7,343,409
Keurig Dr Pepper, Inc. ................................................... 687,270 21,490,933
Mondelez International, Inc., Class A ......................................... 250,160 18,246,670
U.S. Foods Holding Corp.(a) ............................................... 389,840 17,152,960
64,233,972
Energy (7.5%):
Chevron Corp. ......................................................... 80,600 12,682,410
Enterprise Products Partners LP ............................................. 585,330 15,423,446
Exxon Mobil Corp. ..................................................... 171,350 18,377,287
Hess Corp. ............................................................ 90,180 12,259,971
58,743,114
Financials (23.9%):
Brown & Brown, Inc. .................................................... 354,000 24,369,360
Cboe Global Markets, Inc. ................................................ 168,670 23,278,147
Fairfax Financial Holdings Ltd. ............................................. 60,510 45,329,509
FleetCor Technologies, Inc.(a) .............................................. 54,300 13,633,644
JPMorgan Chase & Co. .................................................. 88,390 12,855,442
Markel Group, Inc.(a) .................................................... 26,810 37,083,056
The Progressive Corp. ................................................... 234,630 31,057,973
187,607,131
Health Care (18.3%):
AbbVie, Inc. .......................................................... 138,650 18,680,315
GE HealthCare Technologies, Inc. ........................................... 124,310 10,098,944
Humana, Inc. .......................................................... 21,660 9,684,836
Johnson & Johnson ..................................................... 80,550 13,332,636
McKesson Corp. ....................................................... 23,730 10,140,066
Medtronic PLC ........................................................ 201,110 17,717,791
Merck & Co., Inc. ...................................................... 226,530 26,139,297
The Cigna Group ....................................................... 67,520 18,946,112
UnitedHealth Group, Inc. ................................................. 38,135 18,329,206
143,069,203
Industrials (12.7%):
Eaton Corp. PLC ....................................................... 62,960 12,661,256
FedEx Corp. .......................................................... 50,830 12,600,757
Johnson Controls International PLC .......................................... 140,500 9,573,670
Leidos Holdings, Inc. .................................................... 193,420 17,113,801
PACCAR, Inc. ......................................................... 102,195 8,548,612
Parker-Hannifin Corp. ................................................... 34,280 13,370,571
Raytheon Technologies Corp. .............................................. 108,631 10,641,493
Sensata Technologies Holding PLC .......................................... 334,210 15,036,108
99,546,268
Information Technology (5.4%):
Amphenol Corp., Class A ................................................. 142,760 12,127,462
Analog Devices, Inc. .................................................... 40,200 7,831,362
Applied Materials, Inc. ................................................... 93,770 13,553,516
Salesforce, Inc.(a) ...................................................... 41,560 8,779,965
42,292,305

Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Materials (3.4%):
PPG Industries, Inc. ..................................................... 109,450 $ 16,231,435
Sealed Air Corp. ....................................................... 251,110 10,044,400
26,275,835
Real Estate (3.6%):
Alexandria Real Estate Equities, Inc. ......................................... 75,480 8,566,225
Equity LifeStyle Properties, Inc. ............................................ 133,140 8,905,735
Invitation Homes, Inc. ................................................... 315,990 10,870,056
28,342,016
Utilities (7.0%):
Constellation Energy Corp. ................................................ 111,859 10,240,692
Exelon Corp. .......................................................... 361,760 14,738,102
Vistra Corp. ........................................................... 1,150,309 30,195,611
55,174,405
Total Common Stocks (Cost $620,031,817) 761,940,593
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(c) ........ 1,783,699 1,783,699
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(c) ............ 1,783,699 1,783,699
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(c) ............... 1,783,699 1,783,699
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(c) . 1,783,699 1,783,699
Total Collateral for Securities Loaned (Cost $7,134,796) 7,134,796
Total Investments (Cost $627,166,613) — 98.1% 769,075,389
Other assets in excess of liabilities — 1.9% 15,177,572
NET ASSETS - 100.00% $ 784,252,961
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
ADR—American Depositary Receipt
LP—Limited Partnership
PLC—Public Limited Company

Statement of Assets and Liabilities
June 30, 2023
6
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS Large
Cap Alpha VIP
Series
Assets:
Investments,
at value (Cost $627,166,613) $ 769,075,389(a)
Cash 22,146,104
Receivables:
Interest and dividends 870,165
Capital shares issued 209
From Adviser 199,741
Prepaid expenses 4,919
Total Assets 792,296,527
Liabilities:
Payables:
Collateral received on loaned securities 7,134,796
Capital shares redeemed 280,141
Accrued expenses and other payables:
Investment advisory fees 315,701
Administration fees 39,813
Custodian fees 9,140
Transfer agent fees 245,562
Compliance fees 574
Other accrued expenses 17,839
Total Liabilities 8,043,566
Commitments and contingencies (Note 4 )
Net Assets:
Capital 579,246,856
Total accumulated earnings/(loss) 205,006,105
Net Assets $ 784,252,961
Shares (unlimited shares authorized with a par value of $0.001 per share):
17,904,776
Net asset value: $ 43.80
(a) Includes $7,164,724 of securities on loan.

Statement of Operations
For the Six Months Ended June 30, 2023
7
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS Large
Cap Alpha VIP
Series
Investment Income:
Dividends $ 7,469,718
Interest 301,796
Securities lending (net of fees) 3,551
Foreign tax withholding (103,260)
Total Income 7,671,805
Expenses:
Investment advisory fees 1,928,870
Administration fees 212,663
Sub-Administration fees 6,790
Custodian fees 18,289
Transfer agent fees 479,660
Trustees' fees 27,017
Compliance fees 3,522
Legal and audit fees 30,081
Other expenses 11,040
Total Expenses 2,717,932
Expenses waived/reimbursed by Adviser (596,181)
Net Expenses 2,121,751
Net Investment Income (Loss) 5,550,054
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (5,335,199)
Net change in unrealized appreciation/depreciation on investment securities 36,832,755
Net realized/unrealized gains (losses) on investments 31,497,556
Change in net assets resulting from operations $ 37,047,610

8
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Large Cap Alpha VIP
Series
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,550,054 $ 9,276,237
Net realized gains (losses) (5,335,199) 52,223,448
Net change in unrealized appreciation/depreciation 36,832,755 (100,331,466)
Change in net assets resulting from operations 37,047,610 (38,831,781)
Change in net assets resulting from distributions to shareholders — (158,023,255)
Change in net assets resulting from capital transactions (29,824,330) 21,917,217
Change in net assets 7,223,280 (174,937,819)
Net Assets:
Beginning of period 777,029,681 951,967,500
End of period $ 784,252,961 $ 777,029,681
Capital Transactions:
Proceeds from shares issued $ 19,346,437 $ 13,315,255
Distributions reinvested — 158,023,255
Cost of shares redeemed (49,170,767) (149,421,293)
Change in net assets resulting from capital transactions $ (29,824,330) $ 21,917,217
Share Transactions:
Issued 450,562 254,405
Reinvested — 3,683,945
Redeemed (1,162,795) (2,840,396)
Change in Shares (712,233) 1,097,954

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory RS Large Cap Alpha VIP Series
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $41.74 $54.34 $44.49 $48.27 $43.45 $54.01
Investment Activities:
Net investment income (loss)(a) 0.30 0.57 0.75 0.62 0.70 0.60
Net realized and unrealized gains (losses) 1.76 (2.78) 9.69 (0.90) 12.75 (5.44)
Total from Investment Activities 2.06 (2.21) 10.44 (0.28) 13.45 (4.84)
Distributions to Shareholders from:
Net investment income — (0.61) (0.59) (0.56) (0.48) (0.02)
Net realized gains — (9.78) — (2.94) (8.15) (5.70)
Total Distributions — (10.39) (0.59) (3.50) (8.63) (5.72)
Net Asset Value, End of Period $43.80 $41.74 $54.34 $44.49 $48.27 $43.45
Total Return(b)(c)(d) 4.94% (4.33)% 23.49% (0.44)% 31.16% (9.00)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(e) 1.44% 1.10% 1.47% 1.47% 1.37% 1.10%
Gross Expenses(e)(f) 0.70% 0.72% 0.73% 0.74% 0.73% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $784,253 $777,030 $951,968 $901,190 $958,695 $846,990
Portfolio Turnover(b) 20% 60% 51%(g) 101%(h) 50% 60%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects a return to normal trading levels after a prior year transition.
(h) Reflects an increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
June 30, 2023
Victory Variable Insurance Funds
10
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Large Cap Alpha VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
11
(Unaudited)
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on
Level 1 Level 2 Level 3 Total
Common Stocks ............................ $ 761,940,593 $ — $ — $ 761,940,593
Collateral for Securities Loaned ................ 7,134,796 — — 7,134,796
Total .................................... $ 769,075,389 $ — $ — $ 769,075,389

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
12
(Unaudited)
such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory RS Large Cap Alpha VIP Series ................................. $ 7,164,724 $ — $ 7,134,796
Excluding U.S. Government Securities
Purchases Sales
Victory RS Large Cap Alpha VIP Series ................................................... $ 152,429,301 $ 175,616,916

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
13
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios
II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limit (excluding voluntary waivers) is 0.55%.
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
Victory RS Large Cap Alpha VIP Series ........................... $ 771,987 $ 1,660,693 $ 1,406,467 $ 596,181 $ 4,435,328

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
14
(Unaudited)
The Fund has adopted a Deferred Compensation Agreement (the “Agreement”) for its Trustees and any Advisory Trustees who receive compensation from the Fund. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Fund's Statement of Assets and Liabilities.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited Portfolio Risk —To the extent the Fund invests its assets in a more limited number of issuers than other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2023.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
15
(Unaudited)
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended December 31, 2022, the Fund had no capital loss carryforward for federal income tax purposes.
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Supplemental Information
June 30, 2023
Victory Variable Insurance Funds
16
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Victory RS Large Cap Alpha VIP Series ........ $ 1,000.00 $ 1,049.40 $ 1,022.07 $ 2.79 $ 2.76 0.55%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-LCAVIP-SAR (6/23)

June 30, 2023
Semi Annual Report
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Investment Objective and Portfolio Holdings 3
Schedule of Portfolio Investments 4
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
10
Notes to Financial Statements 11
Supplemental Information 17
Proxy Voting and Portfolio Holdings Information
17
Expense Example
17
Liquidity Risk Management Program
18
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
MACOM Technology Solutions Holdings, Inc.
2.7%
BellRing Brands, Inc.
2.1%
Inspire Medical Systems, Inc.
1.9%
Clean Harbors, Inc.
1.8%
Advanced Energy Industries, Inc.
1.8%
Sprout Social, Inc., Class A
1.8%
Permian Resources Corp.
1.8%
Ralph Lauren Corp.
1.7%
Matador Resources Co.
1.6%
FirstCash Holdings, Inc.
1.6%

Schedule of Portfolio Investments
June 30, 2023
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
4
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.8%)
Biotechnology (9.7%):
89bio, Inc.(a) .......................................................... 26,310 $ 498,574
ACELYRIN, Inc.(a) ..................................................... 8,040 168,036
Akero Therapeutics, Inc.(a) ................................................ 10,580 493,980
Apellis Pharmaceuticals, Inc.(a) ............................................ 10,610 966,571
Bridgebio Pharma, Inc.(a) ................................................. 19,520 335,744
Immunovant, Inc.(a) ..................................................... 20,870 395,904
Krystal Biotech, Inc.(a) ................................................... 7,150 839,410
Morphic Holding, Inc.(a) ................................................. 11,880 681,080
Opthea Ltd., ADR(a) .................................................... 36,830 103,124
PTC Therapeutics, Inc.(a) ................................................. 10,510 427,442
Roivant Sciences Ltd.(a)(b) ................................................ 45,130 454,910
TG Therapeutics, Inc.(a) .................................................. 24,420 606,593
Vaxcyte, Inc.(a) ........................................................ 15,570 777,566
Viking Therapeutics, Inc.(a)(b) ............................................. 29,560 479,168
7,228,102
Consumer Discretionary (10.2%):
Acushnet Holdings Corp. ................................................. 12,120 662,722
Cava Group, Inc.(a) ..................................................... 40 1,638
Columbia Sportswear Co. ................................................. 6,470 499,743
Fox Factory Holding Corp.(a) .............................................. 9,640 1,046,036
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 16,830 974,962
Ralph Lauren Corp. ..................................................... 10,360 1,277,388
Shake Shack, Inc., Class A(a) .............................................. 5,070 394,040
Skyline Champion Corp.(a) ................................................ 15,380 1,006,621
Texas Roadhouse, Inc. ................................................... 3,350 376,138
Under Armour, Inc., Class C(a) ............................................. 113,270 760,042
Wingstop, Inc. ......................................................... 3,220 644,515
7,643,845
Consumer Staples (4.7%):
BellRing Brands, Inc.(a) .................................................. 42,840 1,567,944
Celsius Holdings, Inc.(a) .................................................. 2,640 393,862
Grocery Outlet Holding Corp.(a) ............................................ 33,500 1,025,435
The Simply Good Foods Co.(a) ............................................. 14,680 537,141
3,524,382
Energy (4.7%):
Denbury, Inc.(a) ........................................................ 11,540 995,440
Matador Resources Co. ................................................... 23,170 1,212,255
Permian Resources Corp. ................................................. 120,750 1,323,420
3,531,115
Financials (8.6%):
Euronet Worldwide, Inc.(a) ................................................ 9,590 1,125,578
FirstCash Holdings, Inc. .................................................. 12,950 1,208,624
Flywire Corp.(a) ....................................................... 25,770 799,901
Focus Financial Partners, Inc., Class A(a) ...................................... 2,850 149,653
Kinsale Capital Group, Inc. ................................................ 1,840 688,528
Payoneer Global, Inc.(a) .................................................. 159,390 766,666
Shift4 Payments, Inc., Class A(a) ............................................ 17,470 1,186,388
Wintrust Financial Corp. .................................................. 7,500 544,650
6,469,988
Health Care Equipment & Supplies (7.0%):
Axonics, Inc.(a) ........................................................ 7,210 363,889
Inspire Medical Systems, Inc.(a) ............................................ 4,350 1,412,184
iRhythm Technologies, Inc.(a) .............................................. 5,750 599,840
Lantheus Holdings, Inc.(a) ................................................ 6,840 574,013
LivaNova PLC(a) ....................................................... 7,890 405,783
PROCEPT BioRobotics Corp.(a) ............................................ 11,610 410,413
Pulmonx Corp.(a) ....................................................... 41,210 540,263

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Shockwave Medical, Inc.(a) ............................................... 3,240 $ 924,728
5,231,113
Health Care Providers & Services (3.8%):
Acadia Healthcare Co., Inc.(a) .............................................. 11,030 878,429
HealthEquity, Inc.(a) .................................................... 13,520 853,653
Surgery Partners, Inc.(a) .................................................. 24,280 1,092,357
2,824,439
Health Care Technology (1.3%):
Evolent Health, Inc., Class A(a) ............................................. 32,270 977,781
Industrials (21.2%):
AAON, Inc. ........................................................... 2,590 245,558
AAR Corp.(a) ......................................................... 13,530 781,493
Applied Industrial Technologies, Inc. ......................................... 7,760 1,123,881
Atkore, Inc.(a) ......................................................... 4,770 743,834
Bloom Energy Corp., Class A(a) ............................................ 37,470 612,634
Chart Industries, Inc.(a) .................................................. 7,460 1,192,033
Clean Harbors, Inc.(a) ................................................... 8,420 1,384,501
Comfort Systems USA, Inc. ............................................... 4,450 730,690
Herc Holdings, Inc. ..................................................... 4,410 603,508
Maximus, Inc. ......................................................... 7,880 665,939
McGrath RentCorp ...................................................... 10,470 968,266
Moog, Inc., Class A ..................................................... 2,360 255,895
Paycor HCM, Inc.(a) .................................................... 25,270 598,141
Saia, Inc.(a) ........................................................... 840 287,624
Shoals Technologies Group, Inc., Class A(a) .................................... 28,840 737,150
Simpson Manufacturing Co., Inc. ........................................... 5,770 799,145
Tecnoglass, Inc. ........................................................ 18,330 946,928
The AZEK Co., Inc.(a) ................................................... 30,070 910,820
Valmont Industries, Inc. .................................................. 2,780 809,119
Vertiv Holdings Co. ..................................................... 23,910 592,251
WNS Holdings Ltd., ADR(a) .............................................. 11,746 865,915
15,855,325
Information Technology (21.2%):
Advanced Energy Industries, Inc. ........................................... 11,980 1,335,171
Altair Engineering, Inc., Class A(a) .......................................... 4,940 374,650
Axcelis Technologies, Inc.(a) .............................................. 3,840 703,987
Badger Meter, Inc. ...................................................... 5,780 852,897
Belden, Inc. ........................................................... 6,830 653,289
Box, Inc., Class A(a) .................................................... 22,870 671,921
Braze, Inc., Class A(a)(b) ................................................. 16,690 730,855
Confluent, Inc., Class A(a) ................................................ 16,150 570,257
CyberArk Software Ltd.(a) ................................................ 5,510 861,378
Digi International, Inc.(a) ................................................. 9,600 378,144
DigitalOcean Holdings, Inc.(a)(b) ........................................... 22,380 898,333
Globant SA(a) ......................................................... 3,690 663,167
Impinj, Inc.(a) ......................................................... 5,450 488,592
MACOM Technology Solutions Holdings, Inc.(a) ................................ 31,030 2,033,396
PagerDuty, Inc.(a) ...................................................... 15,260 343,045
Procore Technologies, Inc.(a) .............................................. 11,400 741,798
SiTime Corp.(a) ........................................................ 9,570 1,128,973
Smartsheet, Inc., Class A(a) ............................................... 11,230 429,660
Sprout Social, Inc., Class A(a) .............................................. 28,720 1,325,715
Varonis Systems, Inc.(a) .................................................. 26,560 707,824
15,893,052
Life Sciences Tools & Services (1.2%):
Pacific Biosciences of California, Inc.(a) ...................................... 66,910 889,903
Materials (2.1%):
Avient Corp. .......................................................... 13,890 568,101
Livent Corp.(a) ........................................................ 22,120 606,751

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Silgan Holdings, Inc. .................................................... 7,930 $ 371,838
1,546,690
Pharmaceuticals (2.1%):
Reata Pharmaceuticals, Inc., Class A(a) ....................................... 7,170 731,053
Revance Therapeutics, Inc.(a) .............................................. 19,160 484,940
Ventyx Biosciences, Inc.(a) ................................................ 11,840 388,352
1,604,345
Total Common Stocks (Cost $66,890,517) 73,220,080
Collateral for Securities Loaned (2.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(c) ........ 518,315 518,315
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(c) ............ 518,315 518,315
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(c) ............... 518,315 518,315
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(c) . 518,315 518,315
Total Collateral for Securities Loaned (Cost $2,073,260) 2,073,260
Total Investments (Cost $68,963,777) — 100.6% 75,293,340
Liabilities in excess of other assets — (0.6)% (481,502)
NET ASSETS - 100.00% $ 74,811,838
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
ADR—American Depositary Receipt
PLC—Public Limited Company

Statement of Assets and Liabilities
June 30, 2023
7
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS Small
Cap Growth
Equity VIP Series
Assets:
Investments,
at value (Cost $68,963,777) $ 75,293,340(a)
Cash 2,671,061
Receivables:
Interest and dividends 15,062
Capital shares issued 9,466
Investments sold 481,299
From Adviser 11,449
Prepaid expenses 459
Total Assets 78,482,136
Liabilities:
Payables:
Collateral received on loaned securities 2,073,260
Investments purchased 1,453,168
Capital shares redeemed 63,161
Accrued expenses and other payables:
Investment advisory fees 45,022
Administration fees 4,166
Custodian fees 1,705
Transfer agent fees 20,050
Compliance fees 49
Other accrued expenses 9,717
Total Liabilities 3,670,298
Commitments and contingencies (Note 4 )
Net Assets:
Capital 93,082,842
Total accumulated earnings/(loss) (18,271,004)
Net Assets $ 74,811,838
Shares (unlimited shares authorized with a par value of $0.001 per share):
8,343,278
Net asset value: $ 8.97
(a) Includes $1,826,808 of securities on loan.

Statement of Operations
For the Six Months Ended June 30, 2023
8
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory RS Small
Cap Growth Equity
VIP Series
Investment Income:
Dividends $ 125,162
Interest 18,874
Securities lending (net of fees) 999
Total Income 145,035
Expenses:
Investment advisory fees 268,885
Administration fees 19,764
Sub-Administration fees 8,426
Custodian fees 3,636
Transfer agent fees 37,229
Trustees' fees 3,334
Compliance fees 326
Legal and audit fees 7,682
Interfund lending 517
Other expenses 2,192
Total Expenses 351,991
Expenses waived/reimbursed by Adviser (35,902)
Net Expenses 316,089
Net Investment Income (Loss) (171,054)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 1,613,354
Net change in unrealized appreciation/depreciation on investment securities 7,487,126
Net realized/unrealized gains (losses) on investments 9,100,480
Change in net assets resulting from operations $ 8,929,426

9
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth
Equity VIP Series
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (171,054) $ (444,371)
Net realized gains (losses) 1,613,354 (25,183,280)
Net change in unrealized appreciation/depreciation 7,487,126 (15,263,446)
Change in net assets resulting from operations 8,929,426 (40,891,097)
Change in net assets resulting from distributions to shareholders — (18,459,749)
Change in net assets resulting from capital transactions (5,008,476) 17,007,983
Change in net assets 3,920,950 (42,342,863)
Net Assets:
Beginning of period 70,890,888 113,233,751
End of period $ 74,811,838 $ 70,890,888
Capital Transactions:
Proceeds from shares issued $ 3,880,150 $ 15,690,897
Distributions reinvested — 18,459,749
Cost of shares redeemed (8,888,626) (17,142,663)
Change in net assets resulting from capital transactions $ (5,008,476) $ 17,007,983
Share Transactions:
Issued 452,651 1,349,114
Reinvested — 2,221,390
Redeemed (1,033,276) (1,557,497)
Change in Shares (580,625) 2,013,007

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory RS Small Cap Growth Equity VIP Series
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $7.94 $16.38 $19.91 $16.76 $15.29 $20.48
Investment Activities:
Net investment income (loss)(a) (0.02) (0.06) (0.15) (0.12) (0.10) (0.10)
Net realized and unrealized gains (losses) 1.05 (5.78) (1.99) 6.45 5.95 (1.62)
Total from Investment Activities 1.03 (5.84) (2.14) 6.33 5.85 (1.72)
Distributions to Shareholders from:
Net realized gains — (2.60) (1.39) (3.18) (4.38) (3.47)
Total Distributions — (2.60) (1.39) (3.18) (4.38) (3.47)
Net Asset Value, End of Period $8.97 $7.94 $16.38 $19.91 $16.76 $15.29
Total Return(b)(c)(d) 12.97% (36.36)% (10.43)% 38.06% 38.78% (8.25)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(e) (0.48)% (0.54)% (0.75)% (0.69)% (0.54)% (0.44)%
Gross Expenses(e)(f) 0.98% 1.00% 0.99% 1.01% 1.01% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $74,812 $70,891 $113,234 $142,620 $105,112 $89,056
Portfolio Turnover(b) 70%(g) 151%(h) 92% 74% 90% 76%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects a return to normal trading levels after a prior-year strategy or allocation shift.
(h) Reflects an increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
June 30, 2023
Victory Variable Insurance Funds
11
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Small Cap Growth Equity VIP Series (the “Fund”), a series of the Trust.
The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
820

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
12
(Unaudited)
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Level 1 Level 2 Level 3 Total
Common Stocks ............................ $ 73,220,080 $ — $ — $ 73,220,080
Collateral for Securities Loaned ................ 2,073,260 — — 2,073,260
Total .................................... $ 75,293,340 $ — $ — $ 75,293,340
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory RS Small Cap Growth Equity VIP Series .......................... $ 2,068,132(a) $ — $ 2,073,260
(a)
Includes $241,324 of securities on loan that were sold prior to June 30, 2023.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
13
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios
II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Excluding U.S. Government Securities
Purchases Sales
Victory RS Small Cap Growth Equity VIP Series ............................................ $ 49,497,353 $ 54,754,308
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
14
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limit (excluding voluntary waivers) is 0.88%.
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
The Fund has adopted a Deferred Compensation Agreement (the “Agreement”) for its Trustees and any Advisory Trustees who receive compensation from the Fund. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Fund's Statement of Assets and Liabilities.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
Victory RS Small Cap Growth Equity VIP Series .................... $ 73,880 $ 147,496 $ 96,013 $ 35,902 $ 353,291

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
15
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the period ended June 30, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of tax year ended December 31, 2022, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in
Borrower or
Lender
Amount
Outstanding at
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory RS Small Cap Growth Equity VIP Series . . . . . Borrower $ — $1,234,000 5.10% $1,234,000
Short-Term
Amount
Long-Term
Amount Total
Victory RS Small Cap Growth Equity VIP Series ............................... $ 20,688,753 $ 2,148,871 $ 22,837,624

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
16
(Unaudited)
paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Supplemental Information
June 30, 2023
Victory Variable Insurance Funds
17
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Victory RS Small Cap Growth Equity VIP Series . $ 1,000.00 $ 1,129.70 $ 1,020.43 $ 4.65 $ 4.41 0.88%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SCGEVIP-SAR (6/23)

June 30, 2023
Semi Annual Report
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Investment Objective and Portfolio Holdings 3
Schedule of Portfolio Investments 4
Financial Statements
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
13
Notes to Financial Statements 14
Supplemental Information 20
Proxy Voting and Portfolio Holdings Information
20
Expense Example
20
Liquidity Risk Management Program
21
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Taiwan Semiconductor Manufacturing Co. Ltd.
7.9%
Samsung Electronics Co. Ltd.
5.5%
Tencent Holdings Ltd.
4.6%
Alibaba Group Holding Ltd.
3.0%
ICICI Bank Ltd.
2.8%
Industrial & Commercial Bank of China Ltd., Class H
1.7%
Cholamandalam Investment and Finance Co. Ltd.
1.6%
Mahindra & Mahindra Ltd.
1.5%
Grupo Financiero Banorte SAB de CV, Class O
1.5%
PT Bank Mandiri Persero Tbk
1.4%

Schedule of Portfolio Investments
June 30, 2023
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
4
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.7%)
Brazil (7.8%):
Consumer Discretionary (0.5%):
Vibra Energia SA ....................................................... 37,411 $ 141,042
Consumer Staples (0.5%):
Sao Martinho SA ....................................................... 17,300 123,399
Energy (1.3%):
Petroleo Brasileiro SA, ADR ............................................... 24,657 341,006
Financials (1.0%):
Itau Unibanco Holding SA, ADR ............................................ 45,739 269,860
Health Care (0.6%):
Hypera SA ........................................................... 16,800 161,449
Industrials (0.9%):
Santos Brasil Participacoes SA ............................................. 65,900 139,847
SIMPAR SA .......................................................... 52,472 98,528
238,375
Information Technology (0.7%):
TOTVS SA ........................................................... 28,700 179,716
Materials (1.8%):
Gerdau SA, Preference Shares .............................................. 31,395 164,395
Vale SA .............................................................. 24,000 321,925
486,320
Real Estate (0.5%):
Multiplan Empreendimentos Imobiliarios SA ................................... 25,800 149,108
2,090,275
Canada (0.6%):
Energy (0.6%):
Parex Resources, Inc. .................................................... 8,431 169,053
Chile (0.3%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 31
Utilities (0.3%):
Enel Chile SA ......................................................... 1,416,252 92,117
92,148
China (26.2%):
Communication Services (7.2%):
Baidu, Inc., Class A(b) ................................................... 19,784 337,444
NetEase, Inc. .......................................................... 18,000 348,654
Tencent Holdings Ltd. ................................................... 29,430 1,247,915
1,934,013
Consumer Discretionary (6.9%):
Alibaba Group Holding Ltd.(b) ............................................. 78,648 818,744
BYD Co. Ltd., Class H ................................................... 10,500 336,692
Fuyao Glass Industry Group Co. Ltd., Class A .................................. 23,800 117,645
H World Group, Ltd., ADR(b) .............................................. 4,856 188,316
Hisense Home Appliances Group Co. Ltd., Class A ............................... 34,200 127,089
MINISO Group Holding Ltd., ADR .......................................... 8,500 144,415
Yadea Group Holdings Ltd.(c) .............................................. 60,000 136,875
1,869,776

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (1.6%):
Chenguang Biotech Group Co. Ltd., Class A ................................... 58,000 $ 143,093
Inner Mongolia Yili Industrial Group Co. Ltd., Class A ............................ 34,100 133,083
Tsingtao Brewery Co. Ltd., Class H .......................................... 16,000 146,085
422,261
Energy (1.0%):
PetroChina Co. Ltd., Class H .............................................. 374,000 259,700
Financials (3.8%):
CITIC Securities Co. Ltd., Class A .......................................... 79,700 217,521
Industrial & Commercial Bank of China Ltd., Class H ............................. 845,000 451,595
Ping An Insurance Group Co. of China Ltd., Class H .............................. 56,500 360,874
1,029,990
Health Care (2.0%):
China Resources Pharmaceutical Group Ltd.(c) ................................. 133,500 116,536
CSPC Pharmaceutical Group Ltd. ........................................... 146,000 127,065
Shandong Weigao Group Medical Polymer Co. Ltd., Class H ........................ 92,000 120,723
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ....................... 4,100 169,695
534,019
Industrials (1.7%):
China Railway Group Ltd., Class H .......................................... 462,000 305,708
ZTO Express Cayman, Inc., ADR ........................................... 6,708 168,237
473,945
Information Technology (1.1%):
Glodon Co. Ltd., Class A ................................................. 26,180 117,293
Luxshare Precision Industry Co. Ltd., Class A .................................. 37,800 169,691
286,984
Materials (0.9%):
Shandong Nanshan Aluminum Co. Ltd., Class A ................................. 316,600 131,961
Tianqi Lithium Corp., Class A .............................................. 11,400 110,177
242,138
7,052,826
Greece (2.2%):
Energy (0.6%):
Motor Oil Hellas Corinth Refineries SA ....................................... 6,554 165,904
Financials (0.8%):
National Bank of Greece SA(b) ............................................. 34,658 225,269
Industrials (0.8%):
Mytilineos SA ......................................................... 5,756 203,198
594,371
Hong Kong (1.6%):
Consumer Discretionary (0.8%):
Bosideng International Holdings Ltd. ......................................... 280,000 118,283
Man Wah Holdings Ltd. .................................................. 117,600 78,731
197,014
Real Estate (0.8%):
China Resources Land Ltd. ................................................ 52,000 221,303
418,317
India (16.4%):
Consumer Discretionary (2.8%):
Mahindra & Mahindra Ltd. ................................................ 23,052 409,599
Raymond Ltd. ......................................................... 7,905 163,706

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Tata Motors Ltd.(b) ..................................................... 26,543 $ 193,466
766,771
Consumer Staples (0.7%):
Varun Beverages Ltd. .................................................... 20,002 196,150
Financials (6.5%):
Axis Bank Ltd. ........................................................ 28,229 340,642
Cholamandalam Investment and Finance Co. Ltd. ................................ 30,738 428,874
ICICI Bank Ltd., ADR ................................................... 32,270 744,792
Manappuram Finance Ltd. ................................................ 145,637 235,598
1,749,906
Health Care (0.7%):
Apollo Hospitals Enterprise Ltd. ............................................ 3,079 191,671
Industrials (2.2%):
Ashok Leyland Ltd. ..................................................... 92,686 189,594
Larsen & Toubro Ltd. .................................................... 9,265 280,168
WNS Holdings Ltd., ADR(b) .............................................. 1,621 119,500
589,262
Materials (2.1%):
JK Paper Ltd. .......................................................... 28,973 113,436
Tata Steel Ltd. ......................................................... 163,723 224,334
UltraTech Cement Ltd. ................................................... 2,232 226,010
563,780
Utilities (1.4%):
Power Grid Corp. of India Ltd. ............................................. 117,089 365,040
4,422,580
Indonesia (1.7%):
Energy (0.3%):
PT Adaro Energy Indonesia Tbk ............................................ 631,800 94,045
Financials (1.4%):
PT Bank Mandiri Persero Tbk .............................................. 1,066,800 371,316
465,361
Ireland (1.1%):
Consumer Discretionary (1.1%):
PDD Holdings, Inc., ADR(b) ............................................... 4,154 287,207
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA, ADR ...................................................... 4,769 189,091
Mexico (4.4%):
Consumer Discretionary (0.5%):
Alsea SAB de CV(b) .................................................... 42,958 139,336
Consumer Staples (1.1%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 2,756 305,475
Financials (1.5%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 48,865 403,192
Industrials (0.8%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B ............................ 11,591 208,081

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 36,629 $ 118,851
1,174,935
Netherlands (0.0%):(a)
Real Estate (0.0%):(a)
NEPI Rockcastle NV .................................................... 1 6
Panama (0.6%):
Industrials (0.6%):
Copa Holdings SA, Class A ............................................... 1,365 150,942
Qatar (0.6%):
Industrials (0.6%):
Industries Qatar QSC .................................................... 51,005 158,760
Russian Federation (0.0%):(a)
Consumer Staples (0.0%):(a)
Magnit PJSC(b)(d)(e) .................................................... 2,805 28
Energy (0.0%):(a)
Gazprom PJSC(b)(d)(e) .................................................. 117,150 3,141
Rosneft Oil Co. PJSC, GDR(b)(d)(e) ......................................... 48,095 2,254
5,395
Financials (0.0%):
Sberbank of Russia PJSC, ADR(b)(d)(e) ...................................... 31,735 —
5,423
Saudi Arabia (3.3%):
Communication Services (0.9%):
Saudi Telecom Co. ...................................................... 21,219 247,441
Information Technology (0.8%):
Arabian Internet & Communications Services Co. ................................ 2,372 204,595
Materials (1.6%):
SABIC Agri-Nutrients Co. ................................................ 6,981 242,510
Sahara International Petrochemical Co. ....................................... 19,045 190,224
432,734
884,770
South Korea (12.3%):
Communication Services (0.7%):
JYP Entertainment Corp. ................................................. 1,847 184,347
Consumer Discretionary (2.0%):
Hyundai Mobis Co. Ltd. .................................................. 979 173,336
Kia Corp. ............................................................ 5,377 362,214
535,550
Consumer Staples (0.3%):
BGF retail Co. Ltd. ..................................................... 512 68,015
Financials (1.4%):
DB Insurance Co. Ltd. ................................................... 3,321 188,632
Samsung Securities Co. Ltd. ............................................... 6,905 189,528
378,160
Health Care (0.9%):
Samsung Biologics Co. Ltd.(b)(c) ........................................... 448 253,657
Industrials (1.0%):
CJ Corp. ............................................................. 2,065 107,157

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Samsung Engineering Co. Ltd.(b) ........................................... 7,724 $ 166,576
273,733
Information Technology (6.0%):
Innox Advanced Materials Co. Ltd. .......................................... 4,732 140,192
Samsung Electronics Co. Ltd. .............................................. 26,613 1,465,454
1,605,646
3,299,108
Taiwan (13.9%):
Consumer Discretionary (0.5%):
Poya International Co. Ltd. ................................................ 7,000 133,486
Health Care (1.2%):
Lotus Pharmaceutical Co. Ltd. ............................................. 19,000 199,377
Universal Vision Biotechnology Co. Ltd. ...................................... 10,200 139,346
338,723
Information Technology (12.2%):
Gold Circuit Electronics Ltd. ............................................... 53,600 252,232
King Yuan Electronics Co. Ltd. ............................................. 103,000 189,131
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 114,259 2,111,185
Unimicron Technology Corp. .............................................. 43,000 244,578
United Microelectronics Corp. ............................................. 158,000 248,303
Wiwynn Corp. ......................................................... 5,000 228,560
3,273,989
3,746,198
Thailand (1.3%):
Energy (0.6%):
PTT Exploration & Production PCL ......................................... 34,700 147,054
Financials (0.3%):
SCB X PCL ........................................................... 28,500 85,825
Real Estate (0.4%):
AP Thailand PCL ....................................................... 363,600 118,054
350,933
Turkey (0.0%):(a)
Consumer Discretionary (0.0%):(a)
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S ................................... –(f) 1
United Arab Emirates (2.4%):
Consumer Discretionary (0.7%):
Americana Restaurants International PLC(b) ................................... 172,887 197,816
Financials (0.8%):
Emirates NBD Bank PJSC ................................................ 56,206 228,837
Real Estate (0.9%):
Emaar Properties PJSC ................................................... 130,428 229,294
655,947
United Kingdom (0.7%):
Materials (0.7%):
Anglo American PLC .................................................... 6,788 193,247

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 464,042
Magnit PJSC ...............................................
9/16/2021
219,033
Rosneft Oil Co. PJSC, GDR ....................................
3/6/2020
298,051
Sberbank of Russia PJSC, ADR ..................................
11/11/2020
416,883
Security Description Shares Value
United States (0.6%):
Consumer Discretionary (0.6%):
Samsonite International SA(b)(c) ............................................ 61,200 $ 173,068
Total Common Stocks (Cost $24,038,900) 26,574,567
Total Investments (Cost $24,038,900) — 98.7% 26,574,567
Other assets in excess of liabilities — 1.3% 354,200
NET ASSETS - 100.00% $ 26,928,767
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c)
Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was $680,136 and amounted to 2.5% of net assets.
(d)
Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30,
2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e)
The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
(f) Rounds to less than 1.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Statement of Assets and Liabilities
June 30, 2023
10
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory Sophus
Emerging Markets
VIP Series
Assets:
Investments,
at value (Cost $24,038,900) $ 26,574,567
Foreign currency, at value (Cost $6,447) 6,447
Cash 410,175
Receivables:
Interest and dividends 176,484
Capital shares issued 8,713
Investments sold 80,702
Reclaims 507
From Adviser 20,303
Prepaid expenses 177
Total Assets 27,278,075
Liabilities:
Payables:
Investments purchased 162,541
Capital shares redeemed 58,577
Accrued foreign capital gains taxes 72,940
Accrued expenses and other payables:
Investment advisory fees 22,216
Administration fees 1,497
Custodian fees 16,059
Transfer agent fees 8,249
Compliance fees 20
Other accrued expenses 7,209
Total Liabilities 349,308
Commitments and contingencies (Note 4 )
Net Assets:
Capital 26,316,069
Total accumulated earnings/(loss) 612,698
Net Assets $ 26,928,767
Shares (unlimited shares authorized with a par value of $0.001 per share):
2,528,305
Net asset value: $ 10.65

Statement of Operations
For the Six Months Ended June 30, 2023
11
See notes to financial statements.
Victory Variable Insurance Funds
(Unaudited)
Victory Sophus
Emerging Markets
VIP Series
Investment Income:
Dividends $ 391,955
Non-cash dividends 56,848
Interest 3,131
Securities lending (net of fees) 177
Foreign tax withholding (44,920)
Total Income 407,191
Expenses:
Investment advisory fees 133,450
Administration fees 7,357
Sub-Administration fees 8,426
Custodian fees 30,141
Transfer agent fees 16,307
Trustees' fees 1,776
Compliance fees 120
Legal and audit fees 12,659
Other expenses 14,321
Total Expenses 224,557
Expenses waived/reimbursed by Adviser (44,374)
Net Expenses 180,183
Net Investment Income (Loss) 227,008
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (717,815)
Foreign taxes on realized gains (1,682)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 2,661,282
Net change in accrued foreign taxes on unrealized gains (46,542)
Net realized/unrealized gains (losses) on investments 1,895,243
Change in net assets resulting from operations $ 2,122,251

12
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sophus Emerging
Markets VIP Series
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 227,008 $ 631,073
Net realized gains (losses) (719,497) (1,907,179)
Net change in unrealized appreciation/depreciation 2,614,740 (6,947,762)
Change in net assets resulting from operations 2,122,251 (8,223,868)
Change in net assets resulting from distributions to shareholders — (6,300,829)
Change in net assets resulting from capital transactions (1,363,568) 2,680,527
Change in net assets 758,683 (11,844,170)
Net Assets:
Beginning of period 26,170,084 38,014,254
End of period $ 26,928,767 $ 26,170,084
Capital Transactions:
Proceeds from shares issued $ 422,424 $ 825,133
Distributions reinvested — 6,300,829
Cost of shares redeemed (1,785,992) (4,445,435)
Change in net assets resulting from capital transactions $ (1,363,568) $ 2,680,527
Share Transactions:
Issued 40,810 62,810
Reinvested — 623,161
Redeemed (172,157) (328,009)
Change in Shares (131,347) 357,962

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Sophus Emerging Markets VIP Series
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $9.84 $16.52 $17.76 $15.73 $13.59 $18.79
Investment Activities:
Net investment income (loss)(a) 0.09 0.29 0.13 0.07 0.29 0.20
Net realized and unrealized gains (losses) 0.72 (3.95) (0.91) 2.42 2.85 (3.79)
Total from Investment Activities 0.81 (3.66) (0.78) 2.49 3.14 (3.59)
Distributions to Shareholders from:
Net investment income — (0.09) (0.16) (0.32) (0.16) (0.14)
Net realized gains — (2.93) (0.30) (0.14) (0.84) (1.47)
Total Distributions — (3.02) (0.46) (0.46) (1.00) (1.61)
Net Asset Value, End of Period $10.65 $9.84 $16.52 $17.76 $15.73 $13.59
Total Return(b)(c)(d) 8.23% (22.46)% (4.42)% 16.02% 23.28% (18.97)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.35% 1.35% 1.35% 1.35% 1.35% 1.34%
Net Investment Income (Loss)(e) 1.70% 2.07% 0.68% 0.49% 1.93% 1.12%
Gross Expenses(e)(f) 1.68% 1.62% 1.53% 1.48% 1.40% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $26,929 $26,170 $38,014 $45,020 $44,571 $42,385
Portfolio Turnover(b) 39% 53% 85% 96% 91% 105%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2023
Victory Variable Insurance Funds
14
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory Sophus Emerging Markets VIP Series (the “Fund”), a series of the Trust. The
Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
15
(Unaudited)
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
As of June 30, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand
Level 1 Level 2 Level 3 Total
Common Stocks ............................ $ 5,518,911 $ 21,050,233 $ 5,423 $ 26,574,567
Total .................................... $ 5,518,911 $ 21,050,233 $ 5,423 $ 26,574,567

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
16
(Unaudited)
and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2023, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government Securities
Purchases Sales
Victory Sophus Emerging Markets VIP Series .............................................. $ 10,147,259 $ 11,390,205

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
17
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios
II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limit (excluding voluntary waivers) is 1.35%.
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
Victory Sophus Emerging Markets VIP Series ...................... $ 26,552 $ 78,687 $ 81,408 $ 44,374 $ 231,021

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
18
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
The Fund has adopted a Deferred Compensation Agreement (the “Agreement”) for its Trustees and any Advisory Trustees who receive compensation from the Fund. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Fund's Statement of Assets and Liabilities.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.

Notes to Financial Statements — continued
June 30, 2023
Victory Variable Insurance Funds
19
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of tax year ended December 31, 2022, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Sophus Emerging Markets VIP Series ................................. $ 1,514,153 $ 342,073 $ 1,856,226

Supplemental Information
June 30, 2023
Victory Variable Insurance Funds
20
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Victory Sophus Emerging Markets VIP Series ... $ 1,000.00 $ 1,082.30 $ 1,018.10 $ 6.97 $ 6.76 1.35%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SEMVIP-SAR (6/23)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)  Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Executive Officer

Date	August 25, 2023

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 25, 2023